UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03651
Touchstone Strategic Trust - March Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025

Item 1: Reports to Shareholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Flexible Income Fund CLASS A - FFSAX

Touchstone Flexible Income Fund CLASS C - FRACX

Touchstone Flexible Income Fund CLASS Y - MXIIX

Touchstone Flexible Income Fund INSTITUTIONAL CLASS - TFSLX

Touchstone Focused Fund CLASS A - TFOAX

Touchstone Focused Fund CLASS C - TFFCX

Touchstone Focused Fund CLASS Y - TFFYX

Touchstone Focused Fund INSTITUTIONAL CLASS - TFFIX

Touchstone Dynamic Large Cap Growth Fund CLASS A - TGVFX

Touchstone Dynamic Large Cap Growth Fund CLASS C - TGVCX

Touchstone Dynamic Large Cap Growth Fund CLASS Y - TGVYX

Touchstone Dynamic Large Cap Growth Fund INSTITUTIONAL CLASS - TGVVX

Touchstone Dynamic Large Cap Growth Fund CLASS R6 - TGVLX

Touchstone Mid Cap Growth Fund CLASS A - TEGAX

Touchstone Mid Cap Growth Fund CLASS C - TOECX

Touchstone Mid Cap Growth Fund CLASS Y - TEGYX

Touchstone Mid Cap Growth Fund INSTITUTIONAL CLASS - TEGIX

Touchstone Mid Cap Growth Fund CLASS R6 - TFGRX

Touchstone Non-US Equity Fund CLASS A - TEQAX

Touchstone Non-US Equity Fund CLASS C - TEQCX

Touchstone Non-US Equity Fund CLASS Y - TIQIX

Touchstone Non-US Equity Fund INSTITUTIONAL CLASS - TROCX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS A - TSMGX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS C - TEGCX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS Y - TSEMX

Touchstone Sands Capital Emerging Markets Growth Fund INSTITUTIONAL CLASS - TSEGX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS R6 - SRMX

Touchstone Strategic Income Fund CLASS A - TQPAX

Touchstone Strategic Income Fund CLASS C - TQPCX

Touchstone Strategic Income Fund CLASS Y - TQPYX

Touchstone Strategic Income Fund INSTITUTIONAL CLASS - TQPIX

Touchstone Flexible Income Fund
CLASS A | FFSAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.04%
Key Fund Statistics
Fund net assets	$1,761,671,301
Total number of portfolio holdings	349
Portfolio turnover rate	35%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	31.7%
Non-Agency Collateralized Mortgage Obligations	20.3%
Agency Collateralized Mortgage Obligations	12.8%
U.S. Treasury Obligations	11.5%
Asset-Backed Securities	8.7%
Exchange-Traded Funds	6.6%
Preferred Stocks	4.1%
Commercial Mortgage-Backed Securities	0.1%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.6%
AA/Aa	12.6%
A/A	7.8%
BBB/Baa	20.4%
BB/Ba	2.1%
B/B	1.5%
Not Rated	24.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-FFSAX-2509

Touchstone Flexible Income Fund
CLASS C | FRACX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.79%
Key Fund Statistics
Fund net assets	$1,761,671,301
Total number of portfolio holdings	349
Portfolio turnover rate	35%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	31.7%
Non-Agency Collateralized Mortgage Obligations	20.3%
Agency Collateralized Mortgage Obligations	12.8%
U.S. Treasury Obligations	11.5%
Asset-Backed Securities	8.7%
Exchange-Traded Funds	6.6%
Preferred Stocks	4.1%
Commercial Mortgage-Backed Securities	0.1%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.6%
AA/Aa	12.6%
A/A	7.8%
BBB/Baa	20.4%
BB/Ba	2.1%
B/B	1.5%
Not Rated	24.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-FRACX-2509

Touchstone Flexible Income Fund
CLASS Y | MXIIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.79%
Key Fund Statistics
Fund net assets	$1,761,671,301
Total number of portfolio holdings	349
Portfolio turnover rate	35%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	31.7%
Non-Agency Collateralized Mortgage Obligations	20.3%
Agency Collateralized Mortgage Obligations	12.8%
U.S. Treasury Obligations	11.5%
Asset-Backed Securities	8.7%
Exchange-Traded Funds	6.6%
Preferred Stocks	4.1%
Commercial Mortgage-Backed Securities	0.1%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.6%
AA/Aa	12.6%
A/A	7.8%
BBB/Baa	20.4%
BB/Ba	2.1%
B/B	1.5%
Not Rated	24.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-MXIIX-2509

Touchstone Flexible Income Fund
INSTITUTIONAL CLASS | TFSLX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.69%
Key Fund Statistics
Fund net assets	$1,761,671,301
Total number of portfolio holdings	349
Portfolio turnover rate	35%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	31.7%
Non-Agency Collateralized Mortgage Obligations	20.3%
Agency Collateralized Mortgage Obligations	12.8%
U.S. Treasury Obligations	11.5%
Asset-Backed Securities	8.7%
Exchange-Traded Funds	6.6%
Preferred Stocks	4.1%
Commercial Mortgage-Backed Securities	0.1%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.6%
AA/Aa	12.6%
A/A	7.8%
BBB/Baa	20.4%
BB/Ba	2.1%
B/B	1.5%
Not Rated	24.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TFSLX-2509
Touchstone Focused Fund
CLASS A | TFOAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.16%
Key Fund Statistics
Fund net assets	$1,406,613,266
Total number of portfolio holdings	48
Portfolio turnover rate	3%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	16.0%
Financials	14.0%
Health Care	9.6%
Consumer Discretionary	9.3%
Industrials	8.0%
Consumer Staples	5.1%
Energy	2.0%
Real Estate	1.5%
Materials	0.6%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.5)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TFOAX-2509
Touchstone Focused Fund
CLASS C | TFFCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.90%
Key Fund Statistics
Fund net assets	$1,406,613,266
Total number of portfolio holdings	48
Portfolio turnover rate	3%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	16.0%
Financials	14.0%
Health Care	9.6%
Consumer Discretionary	9.3%
Industrials	8.0%
Consumer Staples	5.1%
Energy	2.0%
Real Estate	1.5%
Materials	0.6%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.5)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TFFCX-2509
Touchstone Focused Fund
CLASS Y | TFFYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$47	0.86%
Key Fund Statistics
Fund net assets	$1,406,613,266
Total number of portfolio holdings	48
Portfolio turnover rate	3%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	16.0%
Financials	14.0%
Health Care	9.6%
Consumer Discretionary	9.3%
Industrials	8.0%
Consumer Staples	5.1%
Energy	2.0%
Real Estate	1.5%
Materials	0.6%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.5)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TFFYX-2509
Touchstone Focused Fund
INSTITUTIONAL CLASS | TFFIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.84%
Key Fund Statistics
Fund net assets	$1,406,613,266
Total number of portfolio holdings	48
Portfolio turnover rate	3%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	16.0%
Financials	14.0%
Health Care	9.6%
Consumer Discretionary	9.3%
Industrials	8.0%
Consumer Staples	5.1%
Energy	2.0%
Real Estate	1.5%
Materials	0.6%
Short-Term Investment Funds	2.4%
Other Assets/Liabilities (Net)	(0.5)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TFFIX-2509
Touchstone Dynamic Large Cap Growth Fund
CLASS A | TGVFX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.07%
Key Fund Statistics
Fund net assets	$159,333,871
Total number of portfolio holdings	72
Portfolio turnover rate	89%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	52.1%
Communication Services	13.8%
Health Care	11.5%
Consumer Discretionary	11.1%
Industrials	8.3%
Financials	2.0%
Materials	1.2%
Energy	0.3%
Consumer Staples	0.2%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TGVFX-2509
Touchstone Dynamic Large Cap Growth Fund
CLASS C | TGVCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.79%
Key Fund Statistics
Fund net assets	$159,333,871
Total number of portfolio holdings	72
Portfolio turnover rate	89%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	52.1%
Communication Services	13.8%
Health Care	11.5%
Consumer Discretionary	11.1%
Industrials	8.3%
Financials	2.0%
Materials	1.2%
Energy	0.3%
Consumer Staples	0.2%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TGVCX-2509
Touchstone Dynamic Large Cap Growth Fund
CLASS Y | TGVYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$43	0.75%
Key Fund Statistics
Fund net assets	$159,333,871
Total number of portfolio holdings	72
Portfolio turnover rate	89%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	52.1%
Communication Services	13.8%
Health Care	11.5%
Consumer Discretionary	11.1%
Industrials	8.3%
Financials	2.0%
Materials	1.2%
Energy	0.3%
Consumer Staples	0.2%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TGVYX-2509
Touchstone Dynamic Large Cap Growth Fund
INSTITUTIONAL CLASS | TGVVX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.69%
Key Fund Statistics
Fund net assets	$159,333,871
Total number of portfolio holdings	72
Portfolio turnover rate	89%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	52.1%
Communication Services	13.8%
Health Care	11.5%
Consumer Discretionary	11.1%
Industrials	8.3%
Financials	2.0%
Materials	1.2%
Energy	0.3%
Consumer Staples	0.2%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TGVVX-2509
Touchstone Dynamic Large Cap Growth Fund
CLASS R6 | TGVLX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period May 9, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33[1]	0.58%
[1]	Based on operations for the period May 09, 2025 (commencement of operations) to September 30, 2025. Expenses for a full reporting period would be higher.
Key Fund Statistics
Fund net assets	$159,333,871
Total number of portfolio holdings	72
Portfolio turnover rate	89%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	52.1%
Communication Services	13.8%
Health Care	11.5%
Consumer Discretionary	11.1%
Industrials	8.3%
Financials	2.0%
Materials	1.2%
Energy	0.3%
Consumer Staples	0.2%
Short-Term Investment Fund	0.3%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TGVLX-2509
Touchstone Mid Cap Growth Fund
CLASS A | TEGAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.22%
Key Fund Statistics
Fund net assets	$1,421,718,635
Total number of portfolio holdings	55
Portfolio turnover rate	47%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.1%
Information Technology	17.7%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	10.2%
Communication Services	6.3%
Utilities	2.5%
Energy	1.8%
Materials	1.7%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TEGAX-2509
Touchstone Mid Cap Growth Fund
CLASS C | TOECX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.01%
Key Fund Statistics
Fund net assets	$1,421,718,635
Total number of portfolio holdings	55
Portfolio turnover rate	47%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.1%
Information Technology	17.7%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	10.2%
Communication Services	6.3%
Utilities	2.5%
Energy	1.8%
Materials	1.7%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TOECX-2509
Touchstone Mid Cap Growth Fund
CLASS Y | TEGYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$56	0.99%
Key Fund Statistics
Fund net assets	$1,421,718,635
Total number of portfolio holdings	55
Portfolio turnover rate	47%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.1%
Information Technology	17.7%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	10.2%
Communication Services	6.3%
Utilities	2.5%
Energy	1.8%
Materials	1.7%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TEGYX-2509
Touchstone Mid Cap Growth Fund
INSTITUTIONAL CLASS | TEGIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.88%
Key Fund Statistics
Fund net assets	$1,421,718,635
Total number of portfolio holdings	55
Portfolio turnover rate	47%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.1%
Information Technology	17.7%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	10.2%
Communication Services	6.3%
Utilities	2.5%
Energy	1.8%
Materials	1.7%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TEGIX-2509
Touchstone Mid Cap Growth Fund
CLASS R6 | TFGRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.79%
Key Fund Statistics
Fund net assets	$1,421,718,635
Total number of portfolio holdings	55
Portfolio turnover rate	47%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.1%
Information Technology	17.7%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	10.2%
Communication Services	6.3%
Utilities	2.5%
Energy	1.8%
Materials	1.7%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TFGRX-2509

Touchstone Non-US Equity Fund
CLASS A | TEQAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.14%
Key Fund Statistics
Fund net assets	$1,111,758,621
Total number of portfolio holdings	50
Portfolio turnover rate	9%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.8%
Industrials	19.2%
Information Technology	13.2%
Communication Services	11.7%
Consumer Discretionary	9.4%
Materials	6.9%
Health Care	6.2%
Energy	4.5%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
Japan	16.3%
United Kingdom	10.6%
Sweden	9.3%
China	7.8%
France	7.8%
Netherlands	6.0%
Germany	5.7%
South Korea	5.0%
Taiwan	4.9%
Switzerland	3.8%
Ireland	3.3%
Singapore	3.0%
Other Countries	12.4%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TEQAX-2509

Touchstone Non-US Equity Fund
CLASS C | TEQCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.92%
Key Fund Statistics
Fund net assets	$1,111,758,621
Total number of portfolio holdings	50
Portfolio turnover rate	9%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.8%
Industrials	19.2%
Information Technology	13.2%
Communication Services	11.7%
Consumer Discretionary	9.4%
Materials	6.9%
Health Care	6.2%
Energy	4.5%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
Japan	16.3%
United Kingdom	10.6%
Sweden	9.3%
China	7.8%
France	7.8%
Netherlands	6.0%
Germany	5.7%
South Korea	5.0%
Taiwan	4.9%
Switzerland	3.8%
Ireland	3.3%
Singapore	3.0%
Other Countries	12.4%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TEQCX-2509

Touchstone Non-US Equity Fund
CLASS Y | TIQIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.90%
Key Fund Statistics
Fund net assets	$1,111,758,621
Total number of portfolio holdings	50
Portfolio turnover rate	9%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.8%
Industrials	19.2%
Information Technology	13.2%
Communication Services	11.7%
Consumer Discretionary	9.4%
Materials	6.9%
Health Care	6.2%
Energy	4.5%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
Japan	16.3%
United Kingdom	10.6%
Sweden	9.3%
China	7.8%
France	7.8%
Netherlands	6.0%
Germany	5.7%
South Korea	5.0%
Taiwan	4.9%
Switzerland	3.8%
Ireland	3.3%
Singapore	3.0%
Other Countries	12.4%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TIQIX-2509

Touchstone Non-US Equity Fund
INSTITUTIONAL CLASS | TROCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.86%
Key Fund Statistics
Fund net assets	$1,111,758,621
Total number of portfolio holdings	50
Portfolio turnover rate	9%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.8%
Industrials	19.2%
Information Technology	13.2%
Communication Services	11.7%
Consumer Discretionary	9.4%
Materials	6.9%
Health Care	6.2%
Energy	4.5%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
Japan	16.3%
United Kingdom	10.6%
Sweden	9.3%
China	7.8%
France	7.8%
Netherlands	6.0%
Germany	5.7%
South Korea	5.0%
Taiwan	4.9%
Switzerland	3.8%
Ireland	3.3%
Singapore	3.0%
Other Countries	12.4%
Short-Term Investment Funds	4.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TROCX-2509

Touchstone Sands Capital Emerging Markets Growth Fund
CLASS A | TSMGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.43%
Key Fund Statistics
Fund net assets	$2,059,395,549
Total number of portfolio holdings	44
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.4%
Financials	23.3%
Consumer Discretionary	22.8%
Consumer Staples	8.7%
Communication Services	8.3%
Industrials	8.1%
Health Care	1.4%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
China	21.5%
India	20.6%
Taiwan	15.5%
Brazil	12.0%
South Korea	7.6%
Singapore	5.3%
Hong Kong	3.4%
Other Countries	13.4%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TSMGX-2509

Touchstone Sands Capital Emerging Markets Growth Fund
CLASS C | TEGCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.13%
Key Fund Statistics
Fund net assets	$2,059,395,549
Total number of portfolio holdings	44
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.4%
Financials	23.3%
Consumer Discretionary	22.8%
Consumer Staples	8.7%
Communication Services	8.3%
Industrials	8.1%
Health Care	1.4%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
China	21.5%
India	20.6%
Taiwan	15.5%
Brazil	12.0%
South Korea	7.6%
Singapore	5.3%
Hong Kong	3.4%
Other Countries	13.4%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TEGCX-2509

Touchstone Sands Capital Emerging Markets Growth Fund
CLASS Y | TSEMX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$63	1.15%
Key Fund Statistics
Fund net assets	$2,059,395,549
Total number of portfolio holdings	44
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.4%
Financials	23.3%
Consumer Discretionary	22.8%
Consumer Staples	8.7%
Communication Services	8.3%
Industrials	8.1%
Health Care	1.4%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
China	21.5%
India	20.6%
Taiwan	15.5%
Brazil	12.0%
South Korea	7.6%
Singapore	5.3%
Hong Kong	3.4%
Other Countries	13.4%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TSEMX-2509
Touchstone Sands Capital Emerging Markets Growth Fund
INSTITUTIONAL CLASS | TSEGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.04%
Key Fund Statistics
Fund net assets	$2,059,395,549
Total number of portfolio holdings	44
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.4%
Financials	23.3%
Consumer Discretionary	22.8%
Consumer Staples	8.7%
Communication Services	8.3%
Industrials	8.1%
Health Care	1.4%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
China	21.5%
India	20.6%
Taiwan	15.5%
Brazil	12.0%
South Korea	7.6%
Singapore	5.3%
Hong Kong	3.4%
Other Countries	13.4%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TSEGX-2509
Touchstone Sands Capital Emerging Markets Growth Fund
CLASS R6 | TSRMX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	1.00%
Key Fund Statistics
Fund net assets	$2,059,395,549
Total number of portfolio holdings	44
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.4%
Financials	23.3%
Consumer Discretionary	22.8%
Consumer Staples	8.7%
Communication Services	8.3%
Industrials	8.1%
Health Care	1.4%
Real Estate	1.3%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Geographical Allocation (% of Net
Assets)
Common Stocks
China	21.5%
India	20.6%
Taiwan	15.5%
Brazil	12.0%
South Korea	7.6%
Singapore	5.3%
Hong Kong	3.4%
Other Countries	13.4%
Short-Term Investment Fund	1.9%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TSRMX-2509
Touchstone Strategic Income Fund
CLASS A | TQPAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%
Key Fund Statistics
Fund net assets	$298,575,784
Total number of portfolio holdings	196
Portfolio turnover rate	98%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	49.8%
U.S. Treasury Obligations	18.6%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.4%
Non-Agency Collateralized Mortgage Obligations	7.0%
Common Stocks	2.1%
Sovereign Government Obligations	0.5%
Rights	0.0%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income
Securities)
AAA/Aaa	29.7%
AA/Aa	6.2%
A/A	11.1%
BBB/Baa	33.7%
BB/Ba	12.0%
B/B	6.3%
CCC	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TQPAX-2509
Touchstone Strategic Income Fund
CLASS C | TQPCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.71%
Key Fund Statistics
Fund net assets	$298,575,784
Total number of portfolio holdings	196
Portfolio turnover rate	98%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	49.8%
U.S. Treasury Obligations	18.6%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.4%
Non-Agency Collateralized Mortgage Obligations	7.0%
Common Stocks	2.1%
Sovereign Government Obligations	0.5%
Rights	0.0%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income
Securities)
AAA/Aaa	29.7%
AA/Aa	6.2%
A/A	11.1%
BBB/Baa	33.7%
BB/Ba	12.0%
B/B	6.3%
CCC	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TQPCX-2509

Touchstone Strategic Income Fund
CLASS Y | TQPYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.75%
Key Fund Statistics
Fund net assets	$298,575,784
Total number of portfolio holdings	196
Portfolio turnover rate	98%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	49.8%
U.S. Treasury Obligations	18.6%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.4%
Non-Agency Collateralized Mortgage Obligations	7.0%
Common Stocks	2.1%
Sovereign Government Obligations	0.5%
Rights	0.0%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income
Securities)
AAA/Aaa	29.7%
AA/Aa	6.2%
A/A	11.1%
BBB/Baa	33.7%
BB/Ba	12.0%
B/B	6.3%
CCC	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TQPYX-2509

Touchstone Strategic Income Fund
INSTITUTIONAL CLASS | TQPIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.65%
Key Fund Statistics
Fund net assets	$298,575,784
Total number of portfolio holdings	196
Portfolio turnover rate	98%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	49.8%
U.S. Treasury Obligations	18.6%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	7.4%
Non-Agency Collateralized Mortgage Obligations	7.0%
Common Stocks	2.1%
Sovereign Government Obligations	0.5%
Rights	0.0%
Short-Term Investment Funds	4.1%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income
Securities)
AAA/Aaa	29.7%
AA/Aa	6.2%
A/A	11.1%
BBB/Baa	33.7%
BB/Ba	12.0%
B/B	6.3%
CCC	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-SR-TQPIX-2509

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

September 30, 2025 (Unaudited)
Semi-Annual
Financial Statements
Touchstone Strategic Trust
Touchstone Dynamic Large Cap Growth Fund (formerly Touchstone Growth Opportunities Fund)
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Mid Cap Growth Fund
Touchstone Non-US Equity Fund
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Strategic Income Fund

Page
Portfolios of Investments:
Touchstone Dynamic Large Cap Growth Fund	3
Touchstone Flexible Income Fund	4-10
Touchstone Focused Fund	11
Touchstone Mid Cap Growth Fund	12
Touchstone Non-US Equity Fund	13-14
Touchstone Sands Capital Emerging Markets Growth Fund	15-16
Touchstone Strategic Income Fund	17-21
Statements of Assets and Liabilities	22-23
Statements of Operations	24-25
Statements of Changes in Net Assets	26-27
Statements of Changes in Net Assets - Capital Stock Activity	28-31
Financial Highlights	32-38
Notes to Financial Statements	39-53
Other Items	54
This report identifies the Funds' investments on September 30, 2025. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Dynamic Large Cap Growth Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 100.5%
	Information Technology — 52.1%
7,693	Advanced Micro Devices, Inc.*	$ 1,244,650
22,309	Amphenol Corp. - Class A	2,760,739
74,998	Apple, Inc.	19,096,741
1,884	AppLovin Corp. - Class A*	1,353,729
14,297	Arista Networks, Inc.*	2,083,216
24,819	Broadcom, Inc.	8,188,036
1,666	Cloudflare, Inc. - Class A*	357,507
1,874	Dell Technologies, Inc. - Class C	265,677
383	Fair Isaac Corp.*	573,171
995	Guidewire Software, Inc.*	228,711
436	HubSpot, Inc.*	203,961
33,868	Microsoft Corp.	17,541,931
295	Monolithic Power Systems, Inc.	271,589
131,270	NVIDIA Corp.	24,492,357
3,114	Oracle Corp.	875,781
14,560	Palantir Technologies, Inc. - Class A*	2,656,035
425	Pegasystems, Inc.	24,437
952	Pure Storage, Inc. - Class A*	79,787
3,354	Snowflake, Inc. - Class A*	756,495
		83,054,550
	Communication Services — 13.8%
11,159	Alphabet, Inc. - Class C	2,717,774
14,623	Alphabet, Inc. - Class A	3,554,851
12,939	Meta Platforms, Inc. - Class A	9,502,143
4,530	Netflix, Inc.*	5,431,108
26,001	Pinterest, Inc. - Class A*	836,452
		22,042,328
	Health Care — 11.5%
16,528	AbbVie, Inc.	3,826,893
5,890	Apellis Pharmaceuticals, Inc.*	133,291
12,026	DexCom, Inc.*	809,230
1,610	Eli Lilly & Co.	1,228,430
12,865	Exelixis, Inc.*	531,325
25,703	Gilead Sciences, Inc.	2,853,033
25,782	Halozyme Therapeutics, Inc.*	1,890,852
476	IDEXX Laboratories, Inc.*	304,112
24,603	Incyte Corp.*	2,086,580
2,849	Insmed, Inc.*	410,284
156	McKesson Corp.	120,516
1,353	Medpace Holdings, Inc.*	695,658
3,415	Merck & Co., Inc.	286,621
9,045	Neurocrine Biosciences, Inc.*	1,269,737
928	Penumbra, Inc.*	235,081
5,367	Veeva Systems, Inc. - Class A*	1,598,883
		18,280,526
	Consumer Discretionary — 11.1%
31,025	Amazon.com, Inc.*	6,812,159
499	Booking Holdings, Inc.	2,694,236
53,617	Carnival Corp.*	1,550,068
2,080	Carvana Co.*	784,659
794	Duolingo, Inc.*	255,541
6,397	Expedia Group, Inc.	1,367,359
4,266	Grand Canyon Education, Inc.*	936,472
2,552	On Holding AG (Switzerland) - Class A*	108,077
1,612	Royal Caribbean Cruises Ltd.	521,611
5,832	Tesla, Inc.*	2,593,607
		17,623,789
	Industrials — 8.3%
4,474	Armstrong World Industries, Inc.	876,949
Shares		Market Value
	Common Stocks — 100.5% (Continued)
	Industrials — 8.3% (Continued)
1,259	BWX Technologies, Inc.	$ 232,122
1,371	GE Vernova, Inc.	843,028
14,699	General Electric Co.	4,421,753
3,195	HEICO Corp. - Class A	811,818
3,783	HEICO Corp.	1,221,228
5,595	Howmet Aerospace, Inc.	1,097,907
8,071	Leonardo DRS, Inc.	366,423
62,331	Lyft, Inc. - Class A*	1,371,905
4,837	Trane Technologies PLC	2,041,020
		13,284,153
	Financials — 2.0%
7,341	Ally Financial, Inc.	287,767
4,144	Citigroup, Inc.	420,616
93,049	NU Holdings Ltd. (Brazil) - Class A*	1,489,715
624	Popular, Inc. (Puerto Rico)	79,254
2,971	Primerica, Inc.	824,720
721	Tradeweb Markets, Inc. - Class A	80,017
		3,182,089
	Materials — 1.2%
26,163	Anglogold Ashanti PLC (United Kingdom)	1,840,044
	Energy — 0.3%
5,495	HF Sinclair Corp.	287,608
1,130	Phillips 66	153,703
		441,311
	Consumer Staples — 0.2%
371	Monster Beverage Corp.*	24,972
3,150	Sprouts Farmers Market, Inc.*	342,720
		367,692
	Total Common Stocks	$160,116,482
	Short-Term Investment Fund — 0.3%
428,462	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	428,462
	Total Investment Securities—100.8% (Cost $91,491,922)	$160,544,944
	Liabilities in Excess of Other Assets — (0.8%)	(1,211,073)
	Net Assets — 100.0%	$159,333,871
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$160,116,482	$—	$—	$160,116,482
Short-Term Investment Fund	428,462	—	—	428,462
Total	$160,544,944	$—	$—	$160,544,944
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Flexible Income Fund – September 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 31.7%
	Financials — 12.9%
$ 10,101,000	Ally Financial, Inc., 6.646%, 1/17/40	$ 10,099,225
15,755,000	Ally Financial, Inc., Ser C, 4.700%(A)	14,519,994
6,738,000	Arch Capital Group Ltd., 3.635%, 6/30/50†	5,009,937
12,114,000	Athene Holding Ltd., 3.950%, 5/25/51	8,826,112
24,232,000	Bank of America Corp., 1.197%, 10/24/26	24,185,301
13,115,000	Bank of America Corp., 1.734%, 7/22/27	12,853,786
31,971,000	Bank of America Corp., 5.080%, 1/20/27	32,030,619
7,019,000	Bank of America Corp., Ser DD, 6.300%(A)	7,059,458
4,303,000	Barclays PLC (United Kingdom), 3.330%, 11/24/42	3,321,982
8,735,000	Citigroup, Inc., 1.462%, 6/9/27	8,569,329
5,187,000	Citigroup, Inc., Ser DD, 7.000%(A)	5,509,929
6,978,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	5,392,185
11,000	Goldman Sachs Group, Inc. (The), 3.500%, 11/16/26	10,929
3,526,000	Goldman Sachs Group, Inc. (The), Ser Q, 7.379%(A)	3,560,114
13,799,000	Goldman Sachs Group, Inc. (The), Ser VAR, 1.093%, 12/9/26	13,712,327
25,000,000	JPMorgan Chase & Co., 1.578%, 4/22/27	24,634,199
13,112,000	Lincoln National Corp., Ser C, 9.250%(A)	14,095,046
10,774,000	Morgan Stanley, 2.484%, 9/16/36	9,363,654
10,278,000	Nasdaq, Inc., 3.250%, 4/28/50	7,154,937
1,963,000	UBS Group AG (Switzerland), 144a, 9.250%(A)	2,162,309
6,366,000	Wells Fargo & Co., 3.000%, 4/22/26	6,329,133
8,246,000	Wells Fargo & Co., 3.000%, 10/23/26	8,163,515
		226,564,020
	Utilities — 7.4%
7,339,000	American Electric Power Co., Inc., 3.250%, 3/1/50	4,919,491
876,000	American Electric Power Co., Inc., Ser C, 5.800%, 3/15/56	873,813
10,580,000	American Electric Power Co., Inc., Ser D, 6.050%, 3/15/56	10,590,887
6,243,000	Berkshire Hathaway Energy Co., 2.850%, 5/15/51	3,959,179
17,283,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	18,075,145
6,840,000	Dominion Energy, Inc., Ser B, 7.000%, 6/1/54	7,417,091
12,602,000	Duke Energy Corp., 3.300%, 6/15/41	9,690,775
13,162,000	NextEra Energy Capital Holdings, Inc., 6.375%, 8/15/55	13,666,195
9,807,000	NextEra Energy Capital Holdings, Inc., 6.500%, 8/15/55	10,386,780
11,011,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	7,515,259
25,659,000	Sempra Energy, 4.875%(A)	25,650,794
17,307,000	Southern Co. (The), Ser 2025, 6.375%, 3/15/55	18,442,282
		131,187,691
	Energy — 5.0%
6,502,000	BP Capital Markets America, Inc., 3.001%, 3/17/52	4,231,396
31,650,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	31,425,427
3,553,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	4,063,406
4,593,000	Energy Transfer LP, Ser G, 7.125%(A)	4,745,827
8,735,000	Kinder Morgan, Inc., 3.250%, 8/1/50	5,787,600
4,095,000	Occidental Petroleum Corp., 4.100%, 2/15/47	2,930,244
674,000	Occidental Petroleum Corp., 4.200%, 3/15/48	494,605
1,083,000	Occidental Petroleum Corp., 4.400%, 4/15/46	851,111
2,366,000	Occidental Petroleum Corp., 4.500%, 7/15/44	1,879,172
17,891,000	Phillips 66 Co., Ser B, 6.200%, 3/15/56	17,941,631
7,712,000	Valero Energy Corp., 3.650%, 12/1/51	5,414,806
10,810,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	7,679,981
		87,445,206
	Real Estate — 1.9%
7,273,000	American Tower Corp. REIT, 2.950%, 1/15/51	4,710,699
Principal Amount		Market Value
	Corporate Bonds — 31.7% (Continued)
	Real Estate — 1.9% (Continued)
$ 20,264,000	Rithm Capital Corp. REIT, 144a, 8.000%, 4/1/29	$ 20,742,980
10,913,000	Simon Property Group LP REIT, 3.250%, 9/13/49	7,648,029
		33,101,708
	Information Technology — 1.4%
11,880,000	Micron Technology, Inc., 3.477%, 11/1/51	8,491,468
10,515,000	Oracle Corp., 3.600%, 4/1/40	8,443,472
10,379,000	Oracle Corp., 3.850%, 4/1/60	7,131,478
		24,066,418
	Communication Services — 1.1%
6,113,000	Alibaba Group Holding Ltd. (Cayman Islands), 3.150%, 2/9/51	4,278,039
10,201,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	7,441,085
11,884,000	Verizon Communications, Inc., 2.875%, 11/20/50	7,578,853
		19,297,977
	Consumer Discretionary — 0.5%
2,676,000	Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,112,944
9,150,000	Starbucks Corp., 3.500%, 11/15/50	6,518,826
		8,631,770
	Materials — 0.5%
12,643,000	LYB International Finance III LLC, 3.625%, 4/1/51	8,473,766
	Health Care — 0.4%
12,236,000	Biogen, Inc., 3.150%, 5/1/50	7,945,217
	Industrials — 0.4%
10,940,000	RTX Corp., 3.030%, 3/15/52	7,210,211
	Consumer Staples — 0.2%
5,783,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	4,167,138
	Total Corporate Bonds	$558,091,122
	Non-Agency Collateralized Mortgage Obligations — 20.3%
171,298	Agate Bay Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.500%, 7/25/43(B)(C)	159,957
1,703,566	Agate Bay Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.616%, 3/25/45(B)(C)	1,589,400
564,940	Agate Bay Mortgage Trust, Ser 2015-5, Class A3, 144a, 3.500%, 7/25/45(B)(C)	522,262
591,062	Agate Bay Mortgage Trust, Ser 2015-7, Class A3, 144a, 3.500%, 10/25/45(B)(C)	543,835
601,389	Agate Bay Mortgage Trust, Ser 2016-3, Class A3, 144a, 3.500%, 8/25/46(B)(C)	549,513
44,497	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	37,043
1,979,660	Chase Home Lending Mortgage Trust, Ser 2019-ATR1, Class B3, 144a, 4.394%, 4/25/49(B)(C)	1,851,511
18,702,304	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.200%), 5.556%, 2/25/50(B)	18,461,069
1,933,117	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.350%), 5.706%, 2/25/50(B)	1,887,926
572,284	CIM Trust, Ser 2018-INV1, Class A4, 144a, 4.000%, 8/25/48(B)(C)	536,683
625,208	CIM Trust, Ser 2019-INV2, Class A15, 144a, 4.000%, 5/25/49(B)(C)	591,216
7,919,108	CIM Trust, Ser 2020-J1, Class A2, 144a, 2.500%, 10/25/49(B)(C)	6,626,560
1,873,588	CIM Trust, Ser 2020-J2, Class A1, 144a, 2.500%, 1/25/51(B)(C)	1,551,220

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.3% (Continued)
$ 9,164,525	Connecticut Avenue Securities Trust, Ser 2019-HRP1, Class B1, 144a, (SOFR30A + 9.364%), 13.721%, 11/25/39(B)	$ 9,806,598
16,000,000	Connecticut Avenue Securities Trust, Ser 2020-SBT1, Class 2B1, 144a, (SOFR30A + 6.714%), 11.071%, 2/25/40(B)	16,913,451
3,419,777	Connecticut Avenue Securities Trust, Ser 2022-R01, Class 1M1, 144a, (SOFR30A + 1.000%), 5.356%, 12/25/41(B)	3,416,563
716,562	CSMC Trust, Ser 2013-6, Class 2A1, 144a, 3.500%, 8/25/43(B)(C)	665,925
353,199	CSMC Trust, Ser 2013-7, Class A6, 144a, 3.500%, 8/25/43(B)(C)	327,806
2,934,159	CSMC Trust, Ser 2013-IVR1, Class A1, 144a, 2.500%, 3/25/43(B)(C)	2,618,335
2,158,886	CSMC Trust, Ser 2013-IVR1, Class A2, 144a, 3.000%, 3/25/43(B)(C)	1,973,024
1,158,287	CSMC Trust, Ser 2013-IVR2, Class A1, 144a, 2.500%, 4/25/43(B)(C)	1,020,467
2,107,977	CSMC Trust, Ser 2013-IVR3, Class A1, 144a, 2.500%, 5/25/43(B)(C)	1,871,848
2,762,533	CSMC Trust, Ser 2013-IVR3, Class A2, 144a, 3.000%, 5/25/43(B)(C)	2,514,607
4,850,434	CSMC Trust, Ser 2013-IVR4, Class A11, 144a, 3.493%, 7/27/43(B)(C)	4,524,195
471,947	CSMC Trust, Ser 2013-IVR4, Class A12, 144a, 3.493%, 7/27/43(B)(C)	440,204
271,624	CSMC Trust, Ser 2013-IVR4, Class A2, 144a, 3.000%, 7/25/43(B)(C)	247,429
4,471,165	CSMC Trust, Ser 2013-IVR5, Class A3, 144a, 3.500%, 10/25/43(B)(C)	4,164,254
2,632,049	CSMC Trust, Ser 2013-TH1, Class A1, 144a, 2.130%, 2/25/43(B)(C)	2,309,321
1,045,096	CSMC Trust, Ser 2014-IVR3, Class B4, 144a, 3.995%, 7/25/44(B)(C)	943,611
1,588,749	CSMC Trust, Ser 2017-HL2, Class A1, 144a, 3.500%, 10/25/47(B)(C)	1,437,333
3,965,565	CSMC Trust, Ser 2018-J1, Class A2, 144a, 3.500%, 2/25/48(B)(C)	3,569,173
565,824	CSMLT Trust, Ser 2015-2, Class A7, 144a, 3.500%, 8/25/45(B)(C)	522,971
1,947,850	EverBank Mortgage Loan Trust, Ser 2013-1, Class B4, 144a, 3.518%, 3/25/43(B)(C)	1,600,336
1,918,769	EverBank Mortgage Loan Trust, Ser 2013-2, Class A, 144a, 3.000%, 6/25/43(B)(C)	1,792,757
5,697,331	Fannie Mae Connecticut Avenue Securities, Ser 2016-C02, Class 1B, (SOFR30A + 12.364%), 16.721%, 9/25/28(B)	5,966,656
4,713,475	Fannie Mae Connecticut Avenue Securities, Ser 2016-C04, Class 1B, (SOFR30A + 10.364%), 14.721%, 1/25/29(B)	5,011,667
6,483,179	Flagstar Mortgage Trust, Ser 2018-1, Class A13, 144a, 3.500%, 3/25/48(B)(C)	5,866,364
8,432,053	Flagstar Mortgage Trust, Ser 2018-2, Class A14, 144a, 3.500%, 4/25/48(B)(C)	7,551,876
6,066,941	Flagstar Mortgage Trust, Ser 2018-3INV, Class A9, 144a, 4.000%, 5/25/48(B)(C)	5,632,406
812,650	Flagstar Mortgage Trust, Ser 2018-4, Class B2, 144a, 4.133%, 7/25/48(B)(C)	756,043
1,304,770	Freddie Mac Seasoned Credit Risk Transfer Trust, Ser 2017-4, Class M, 144a, 4.750%, 6/25/57(B)(C)	1,290,149
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.3% (Continued)
$ 389,482	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M1, 144a, 4.000%, 8/25/56(B)(C)	$ 387,820
16,250,000	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M2, 144a, 4.000%, 8/25/56(B)(C)	15,567,417
5,823,704	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2018-1, Class M, 4.750%, 5/25/57(B)(C)	5,721,731
3,046,123	Freddie Mac STACR Debt Notes, Ser 2015-DNA3, Class B, (SOFR30A + 9.464%), 13.821%, 4/25/28(B)	3,061,047
840,267	Freddie Mac STACR Debt Notes, Ser 2017-HQA3, Class M2B, (SOFR30A + 2.464%), 6.821%, 4/25/30(B)	854,315
2,690,888	Freddie Mac STACR REMIC Trust, Ser 2021-DNA7, Class M1, 144a, (SOFR30A + 0.850%), 5.206%, 11/25/41(B)	2,689,238
1,445,128	Freddie Mac STACR REMIC Trust, Ser 2022-DNA2, Class M1A, 144a, (SOFR30A + 1.300%), 5.656%, 2/25/42(B)	1,445,124
6,599,586	Freddie Mac STACR Securitized Participation Interests Trust, Ser 2018-SPI4, Class B, 144a, 4.511%, 11/25/48(B)(C)	4,829,388
2,513,266	Galton Funding Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.950%, 7/25/56(B)(C)	2,391,755
2,511,208	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ2, Class A1, 144a, 3.500%, 7/25/50(B)(C)	2,259,401
1,578,444	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ4, Class A2, 144a, 3.000%, 1/25/51(B)(C)	1,364,568
9,069,868	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ5, Class A2, 144a, 3.000%, 3/27/51(B)(C)	7,841,664
99,267	GS Mortgage-Backed Securities Trust, Ser 2014-EB1A, Class 2A4, 144a, 6.133%, 7/25/44(B)(C)	98,644
3,046,546	GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Class A14, 144a, 2.907%, 10/25/50(B)(C)	2,633,478
1,134,116	JP Morgan Mortgage Trust, Ser 2013-3, Class A3, 144a, 3.361%, 7/25/43(B)(C)	1,065,817
2,981,500	JP Morgan Mortgage Trust, Ser 2014-IVR6, Class B4, 144a, 5.811%, 7/25/44(B)(C)	3,084,731
1,592,247	JP Morgan Mortgage Trust, Ser 2016-1, Class A13, 144a, 3.500%, 5/25/46(B)(C)	1,454,449
1,579,821	JP Morgan Mortgage Trust, Ser 2017-1, Class A8, 144a, 3.446%, 1/25/47(B)(C)	1,422,270
313,897	JP Morgan Mortgage Trust, Ser 2017-2, Class A3, 144a, 3.500%, 5/25/47(B)(C)	284,083
1,062,330	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A13, 144a, 3.500%, 8/25/47(B)(C)	959,555
2,025,979	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A3, 144a, 3.500%, 8/25/47(B)(C)	1,839,944
2,464,595	JP Morgan Mortgage Trust, Ser 2018-3, Class A1, 144a, 3.500%, 9/25/48(B)(C)	2,219,388
1,923,740	JP Morgan Mortgage Trust, Ser 2018-5, Class A13, 144a, 3.500%, 10/25/48(B)(C)	1,728,852
827,600	JP Morgan Mortgage Trust, Ser 2018-5, Class A4, 144a, 3.000%, 10/25/48(B)(C)	731,017
3,448,948	JP Morgan Mortgage Trust, Ser 2018-5, Class B4, 144a, 3.691%, 10/25/48(B)(C)	3,134,741
3,007,512	JP Morgan Mortgage Trust, Ser 2018-6, Class 1A7, 144a, 3.500%, 12/25/48(B)(C)	2,712,495
4,634,832	JP Morgan Mortgage Trust, Ser 2019-7, Class B2A, 144a, 2.953%, 2/25/50(B)(C)	4,052,505

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.3% (Continued)
$ 536,550	JP Morgan Mortgage Trust, Ser 2019-INV2, Class A15, 144a, 3.500%, 2/25/50(B)(C)	$ 485,841
638,595	JP Morgan Mortgage Trust, Ser 2019-INV2, Class B2A, 144a, 3.460%, 2/25/50(B)(C)	570,141
1,772,721	JP Morgan Mortgage Trust, Ser 2020-1, Class A15, 144a, 3.500%, 6/25/50(B)(C)	1,593,599
255,432	JP Morgan Mortgage Trust, Ser 2020-1, Class A5A, 144a, 3.000%, 6/25/50(B)(C)	222,263
298,279	JP Morgan Mortgage Trust, Ser 2020-2, Class A5A, 144a, 3.000%, 7/25/50(B)(C)	258,202
2,359,004	JP Morgan Mortgage Trust, Ser 2020-5, Class A5, 144a, 3.000%, 12/25/50(B)(C)	2,041,660
782,354	JP Morgan Mortgage Trust, Ser 2020-7, Class A15, 144a, 3.000%, 1/25/51(B)(C)	679,189
13,284,417	JP Morgan Mortgage Trust, Ser 2020-7, Class A3, 144a, 3.000%, 1/25/51(B)(C)	11,523,320
971,430	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B1, 144a, 4.012%, 11/25/50(B)(C)	888,590
1,352,966	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B3, 144a, 4.012%, 11/25/50(B)(C)	1,209,925
268,576	JP Morgan Mortgage Trust, Ser 2022-3, Class A12, 144a, 3.000%, 8/25/52(B)(C)	258,464
11,989,422	JPMorgan Chase Bank NA - CHASE, Ser 2020-CL1, Class M1, 144a, (TSFR1M + 2.364%), 6.522%, 10/25/57(B)	12,346,948
1,862,678	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.300%), 5.656%, 3/25/51(B)	1,845,516
6,465,478	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.550%), 5.906%, 3/25/51(B)	6,383,828
3,033,578	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M3, 144a, (SOFR30A + 1.800%), 6.156%, 3/25/51(B)	3,013,755
2,549,461	JPMorgan Wealth Management, Ser 2020-ATR1, Class A3, 144a, 3.000%, 2/25/50(B)(C)	2,235,798
3,058	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.099%, 12/25/32(B)	3,064
46,413	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 5.511%, 9/25/34(B)(C)	45,939
1,113,759	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.179%, 5/28/52(B)(C)	1,107,118
3,008,430	NRP Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.250%, 7/25/43(B)(C)	2,739,848
1,254,719	OBX Trust, Ser 2018-EXP1, Class B1A, 144a, 5.721%, 4/25/48(B)(C)	1,286,615
1,803,478	PMT Loan Trust, Ser 2013-J1, Class A1, 144a, 3.500%, 9/25/43(B)(C)	1,678,028
1,082,087	PMT Loan Trust, Ser 2013-J1, Class A8, 144a, 3.000%, 9/25/43(B)(C)	982,152
4,826,092	Provident Funding Mortgage Trust, Ser 2019-1, Class B1, 144a, 3.172%, 12/25/49(B)(C)	4,169,948
742,716	PSMC Trust, Ser 2020-3, Class A11, 144a, 3.000%, 11/25/50(B)(C)	727,218
9,703	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	8,464
804,532	Sequoia Mortgage Trust, Ser 2004-3, Class M1, (TSFR1M + 0.864%), 5.000%, 5/20/34(B)	844,911
1,461,649	Sequoia Mortgage Trust, Ser 2013-10, Class A1, 144a, 3.500%, 8/25/43(B)(C)	1,360,290
2,445,497	Sequoia Mortgage Trust, Ser 2013-11, Class A1, 144a, 3.500%, 9/25/43(B)(C)	2,300,091
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.3% (Continued)
$ 1,560,705	Sequoia Mortgage Trust, Ser 2013-2, Class A, 1.874%, 2/25/43(B)(C)	$ 1,344,736
2,390,189	Sequoia Mortgage Trust, Ser 2013-3, Class A2, 2.500%, 3/25/43(B)(C)	2,091,778
2,878,853	Sequoia Mortgage Trust, Ser 2013-4, Class A1, 2.325%, 4/25/43(B)(C)	2,499,440
1,873,858	Sequoia Mortgage Trust, Ser 2013-5, Class A1, 144a, 2.500%, 5/25/43(B)(C)	1,644,859
3,826,221	Sequoia Mortgage Trust, Ser 2013-5, Class A2, 144a, 3.000%, 5/25/43(B)(C)	3,448,162
4,978,284	Sequoia Mortgage Trust, Ser 2013-6, Class A1, 2.500%, 5/25/43(B)(C)	4,384,995
4,143,823	Sequoia Mortgage Trust, Ser 2013-6, Class A2, 3.000%, 5/25/43(B)(C)	3,744,974
1,510,359	Sequoia Mortgage Trust, Ser 2013-7, Class A1, 2.500%, 6/25/43(B)(C)	1,323,753
3,287,936	Sequoia Mortgage Trust, Ser 2013-7, Class A2, 3.000%, 6/25/43(B)(C)	2,966,418
1,548,440	Sequoia Mortgage Trust, Ser 2013-8, Class A1, 3.000%, 6/25/43(B)(C)	1,401,878
2,287,271	Sequoia Mortgage Trust, Ser 2013-9, Class A1, 144a, 3.500%, 7/25/43(B)(C)	2,100,844
36,839	Sequoia Mortgage Trust, Ser 2014-4, Class A6, 144a, 3.500%, 11/25/44(B)(C)	34,047
2,348,457	Sequoia Mortgage Trust, Ser 2015-2, Class A1, 144a, 3.500%, 5/25/45(B)(C)	2,162,817
591,299	Sequoia Mortgage Trust, Ser 2015-2, Class A13, 144a, 3.500%, 5/25/45(B)(C)	544,558
1,852,162	Sequoia Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.755%, 5/25/45(B)(C)	1,791,430
1,128,529	Sequoia Mortgage Trust, Ser 2015-3, Class B1, 144a, 3.726%, 7/25/45(B)(C)	1,108,194
1,383,664	Sequoia Mortgage Trust, Ser 2016-1, Class B1, 144a, 3.773%, 6/25/46(B)(C)	1,342,600
4,593,379	Sequoia Mortgage Trust, Ser 2017-1, Class A1, 144a, 3.500%, 2/25/47(B)(C)	4,175,673
943,687	Sequoia Mortgage Trust, Ser 2017-3, Class A1, 144a, 3.500%, 4/25/47(B)(C)	856,644
1,317,439	Sequoia Mortgage Trust, Ser 2017-5, Class A1, 144a, 3.500%, 8/25/47(B)(C)	1,193,643
1,419,370	Sequoia Mortgage Trust, Ser 2017-5, Class B2, 144a, 3.786%, 8/25/47(B)(C)	1,337,952
1,410,960	Sequoia Mortgage Trust, Ser 2017-6, Class B2, 144a, 3.726%, 9/25/47(B)(C)	1,338,665
1,459,508	Sequoia Mortgage Trust, Ser 2017-7, Class B2, 144a, 3.724%, 10/25/47(B)(C)	1,374,537
3,434,003	Sequoia Mortgage Trust, Ser 2018-2, Class B1, 144a, 3.746%, 2/25/48(B)(C)	3,229,358
2,400,280	Sequoia Mortgage Trust, Ser 2018-2, Class B2, 144a, 3.746%, 2/25/48(B)(C)	2,244,079
1,972,689	Sequoia Mortgage Trust, Ser 2018-5, Class A7, 144a, 3.500%, 5/25/48(B)(C)	1,791,425
2,249,000	Sequoia Mortgage Trust, Ser 2018-6, Class B4, 144a, 4.165%, 7/25/48(B)(C)	1,780,430
419,304	Sequoia Mortgage Trust, Ser 2019-2, Class A1, 144a, 4.000%, 6/25/49(B)(C)	396,648
438,275	Sequoia Mortgage Trust, Ser 2019-4, Class A1, 144a, 3.500%, 11/25/49(B)(C)	398,769
1,157,679	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(B)(C)	1,088,861
6,164,649	Sequoia Mortgage Trust, Ser 2020-1, Class A7, 144a, 3.500%, 2/25/50(B)(C)	5,610,203

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.3% (Continued)
$ 91,899	TIAA Bank Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 7/25/48(B)(C)	$ 83,562
760,772	TIAA Bank Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.658%, 7/25/48(B)(C)	696,312
403,099	Wells Fargo Mortgage Backed Securities, Ser 2018-1, Class A1, 144a, 3.500%, 7/25/47(B)(C)	371,273
404,042	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Class A5, 144a, 3.000%, 12/25/49(B)(C)	350,337
6,704,605	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-3, Class A1, 144a, 3.000%, 6/25/50(B)(C)	5,835,367
10,815,656	Western Alliance Bank, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 7.506%, 7/25/59(B)	11,394,873
8,814,333	Western Alliance Bank, Ser 2021-CL2, Class M3, 144a, (SOFR30A + 4.100%), 8.456%, 7/25/59(B)	9,326,136
568,586	WinWater Mortgage Loan Trust, Ser 2014-1, Class A9, 144a, 3.500%, 6/20/44(B)(C)	541,045
	Total Non-Agency Collateralized Mortgage Obligations	$357,661,001
	Agency Collateralized Mortgage Obligations — 12.8%
4,964,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Class XAM, 1.368%, 6/25/29(B)(C)(D)	215,459
55,670,496	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.685%, 4/25/30(B)(C)(D)	3,246,147
35,198,224	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.756%, 4/25/30(B)(C)(D)	2,117,451
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.490%, 6/25/48(B)(C)(D)	927,105
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.954%, 4/25/30(B)(C)(D)	2,125,555
34,889,040	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.674%, 5/25/30(B)(C)(D)	2,117,259
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.287%, 4/25/48(B)(C)(D)	2,510,556
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.907%, 5/25/30(B)(C)(D)	2,664,946
113,695,142	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.532%, 5/25/30(B)(C)(D)	6,248,298
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.108%, 7/25/48(B)(C)(D)	1,884,619
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.769%, 5/25/30(B)(C)(D)	733,606
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.685%, 6/25/30(B)(C)(D)	707,962
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.829%, 8/25/48(B)(C)(D)	2,104,900
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.056%, 9/25/48(B)(C)(D)	2,572,909
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.8% (Continued)
$ 26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.122%, 9/25/47(B)(C)(D)	$ 3,215,724
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.529%, 9/25/30(B)(C)(D)	2,461,904
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.785%, 10/25/48(B)(C)(D)	2,720,020
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.822%, 9/25/48(B)(C)(D)	576,126
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(B)(C)(D)	1,342,094
147,426,533	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X1, 1.111%, 10/25/30(B)(C)(D)	6,040,655
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.868%, 11/25/48(B)(C)(D)	1,947,692
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.721%, 1/25/49(B)(C)(D)	1,090,856
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.717%, 2/25/49(B)(C)(D)	862,396
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.710%, 2/25/49(B)(C)(D)	1,067,065
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.743%, 2/25/49(B)(C)(D)	1,913,257
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.742%, 3/25/49(B)(C)(D)	4,519,467
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.877%, 4/25/31(B)(C)(D)	2,295,465
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.203%, 8/25/48(B)(C)(D)	1,574,884
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.321%, 7/25/31(B)(C)(D)	2,584,407
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 3.048%, 9/25/31(B)(C)(D)	1,490,019
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.986%, 8/25/31(B)(C)(D)	4,172,332
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.752%, 10/25/49(B)(C)(D)	1,252,639
217,533,829	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.491%, 12/25/31(B)(C)(D)	3,781,565
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.922%, 12/25/31(B)(C)(D)	3,005,564
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.664%, 12/25/31(B)(C)(D)	2,848,801

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.8% (Continued)
$ 20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.977%, 1/25/49(B)(C)(D)	$ 3,000,486
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.139%, 2/25/49(B)(C)(D)	4,974,334
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.870%, 2/25/32(B)(C)(D)	4,151,246
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 3.046%, 3/25/49(B)(C)(D)	4,783,516
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.248%, 4/25/50(B)(C)(D)	1,741,815
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.805%, 3/25/38(B)(C)(D)	1,508,457
29,696,886	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.623%, 5/25/35(B)(C)(D)	3,230,677
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.574%, 10/25/38(B)(C)(D)	4,634,271
40,306,551	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.435%, 7/25/35(B)(C)(D)	3,730,456
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.397%, 8/25/38(B)(C)(D)	12,438,618
115,888,741	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X1, 0.686%, 12/25/35(B)(C)(D)	4,919,071
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(B)(C)(D)	2,349,262
57,246,094	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.576%, 2/25/36(B)(C)(D)	1,955,624
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.199%, 4/25/39(B)(C)(D)	1,169,775
55,091,423	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 1.093%, 8/25/36(B)(C)(D)	4,215,183
46,617,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-165, Class XAM, 1.092%, 9/25/34(B)(C)(D)	3,258,057
129,061,442	FHLMC Multifamily Structured Pass Through Certificates, Ser K513, Class X1, 0.882%, 12/25/28(B)(C)(D)	2,648,160
138,615,640	FHLMC Multifamily Structured Pass Through Certificates, Ser K538, Class X1, 0.734%, 1/25/30(B)(C)(D)	3,153,173
523,448,398	FHLMC Multifamily Structured Pass Through Certificates, Ser K542, Class X1, 1.032%, 4/25/30(B)(C)(D)	18,104,614
82,863,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K546, Class X1, 0.899%, 5/25/30(B)(C)(D)	3,054,653
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.900%, 11/25/48(B)(C)(D)	679,407
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.8% (Continued)
$ 16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.533%, 3/25/49(B)(C)(D)	$ 808,191
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.685%, 4/25/28(B)(C)(D)	971,906
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 3.055%, 6/25/49(B)(C)(D)	652,890
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 3.070%, 8/25/49(B)(C)(D)	2,732,017
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.759%, 9/25/49(B)(C)(D)	3,340,335
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.096%, 9/25/28(B)(C)(D)	3,787,541
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.664%, 10/25/28(B)(C)(D)	2,420,759
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.635%, 12/25/49(B)(C)(D)	3,613,208
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 5.011%, 3/25/56(B)(C)(D)	3,624,885
5,122,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K755, Class X3, 5.835%, 2/25/31(B)(C)(D)	1,297,284
31,179,400	FHLMC Multifamily Structured Pass Through Certificates, Ser K757, Class X3, 5.743%, 10/25/61(B)(C)(D)	8,331,625
6,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K758, Class X3, 5.350%, 11/25/56(B)(C)(D)	1,625,501
27,308,583	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 0.409%, 7/25/40(B)(C)(D)	1,294,861
69,181,871	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.133%, 10/25/40(B)(C)(D)	3,397,591
28,078,740	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.141%, 10/25/40(B)(C)(D)	652,626
46,475,156	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.966%, 1/25/41(B)(C)(D)	1,275,195
24,902,519	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.563%, 1/25/41(B)(C)(D)	512,046
64,367,978	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.477%, 3/25/41(B)(C)(D)	1,868,396
71,046,869	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.730%, 4/25/41(B)(C)(D)	2,033,546
75,271,954	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.798%, 5/25/41(B)(C)(D)	2,148,405
110,415,293	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.129%, 11/25/41(B)(C)(D)	1,354,365
121,326,324	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.389%, 3/25/41(B)(C)(D)	2,467,474
58,417,226	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.683%, 6/25/41(B)(C)(D)	1,383,034
2,478,093	GNMA, Ser 2012-147, Class IO, 0.516%, 4/16/54(B)(C)(D)	20,400

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.8% (Continued)
$ 7,501,937	GNMA, Ser 2016-110, Class IO, 0.799%, 5/16/58(B)(C)(D)	$ 308,057
17,071,549	GNMA, Ser 2016-158, Class IO, 0.744%, 6/16/58(B)(C)(D)	599,300
9,891,444	GNMA, Ser 2016-52, Class IO, 0.737%, 3/16/58(B)(C)(D)	360,571
10,630,698	GNMA, Ser 2017-76, Class IO, 0.747%, 12/16/56(B)(C)(D)	487,092
12,993,551	GNMA, Ser 2017-94, Class IO, 0.589%, 2/16/59(B)(C)(D)	459,925
	Total Agency Collateralized Mortgage Obligations	$224,469,585
	U.S. Treasury Obligations — 11.5%
59,511,000	U.S. Treasury Bond, 1.250%, 5/15/50	29,158,065
59,511,000	U.S. Treasury Bond, 1.375%, 8/15/50	29,888,005
75,577,000	U.S. Treasury Bond, 1.625%, 11/15/50	40,510,453
114,872,000	U.S. Treasury Bond, 4.125%, 8/15/53	103,743,775
	Total U.S. Treasury Obligations	$203,300,298
	Asset-Backed Securities — 8.7%
69,665,532	Ally Auto Receivables Trust, Ser 2024-1, Class CERT, 144a, 2/16/32	4,196,861
1,624,248	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class D, 144a, 6.315%, 5/17/32	1,648,676
3,892,781	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class E, 144a, 7.917%, 5/17/32	3,988,115
3,783,979	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class D, 144a, 5.410%, 9/15/32	3,801,083
2,665,237	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class E, 144a, 6.678%, 9/15/32	2,693,688
10,223,022	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class E, 144a, 6.066%, 6/15/33	10,259,274
1,742,561	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class F, 144a, 6.942%, 6/15/33	1,753,156
3,601,292	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class G, 144a, 10.219%, 6/15/33	3,636,204
8,100,000	AMSR Trust, Ser 2020-SFR5, Class G, 144a, 4.112%, 11/17/37	8,072,619
3,149,500	AMSR Trust, Ser 2020-SFR5, Class H, 144a, 5.000%, 11/17/37	3,137,054
8,011,112	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class A, 144a, (SOFR30A + 1.100%), 5.456%, 12/26/31(B)	8,032,727
1,251,374	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class B, 144a, (SOFR30A + 1.300%), 5.656%, 12/26/31(B)	1,255,987
787,902	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class C, 144a, (SOFR30A + 1.500%), 5.856%, 12/26/31(B)	790,377
347,604	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class D, 144a, (SOFR30A + 2.050%), 6.406%, 12/26/31(B)	349,535
695,208	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class E, 144a, (SOFR30A + 3.600%), 7.956%, 12/26/31(B)	703,260
9,136,226	Chase Auto Credit Linked Notes Series, Ser 2025-1, Class B, 144a, 4.753%, 2/25/33	9,175,865
5,024,924	Chase Auto Credit Linked Notes Series, Ser 2025-1, Class E, 144a, 6.024%, 2/25/33	5,044,319
27,000	Chase Auto Owner Trust, Ser 2024-4A, Class R1, 144a, 11/25/31	7,603,032
32,000	Chase Auto Owner Trust, Ser 2024-5A, Class R1, 144a, 1/26/32	7,290,116
Principal Amount		Market Value
	Asset-Backed Securities — 8.7% (Continued)
$583,480,548	Chase Auto Owner Trust, Ser 2025-1A, Class AIO, 144a, 1.050%, 10/25/30(D)	$ 7,524,157
27,000	Chase Auto Owner Trust, Ser 2025-1A, Class R1, 144a, 11/26/32	4,671,087
7,400,000	FirstKey Homes Trust, Ser 2020-SFR2, Class D, 144a, 1.968%, 10/19/37	7,364,259
2,930,000	FirstKey Homes Trust, Ser 2020-SFR2, Class F1, 144a, 3.017%, 10/19/37	2,917,172
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class F3, 144a, 3.366%, 10/19/37	298,664
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class G1, 144a, 4.000%, 10/19/37	298,750
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class G2, 144a, 4.500%, 10/19/37	298,802
1,279,702	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	1,247,865
51,235	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	51,438
2,800,000	OHA Credit Partners Ltd. (Cayman Islands), Ser 2023-15RA, Class X, 144a, (TSFR3M + 1.000%), 5.315%, 7/20/38(B)	2,799,874
318,726	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A1, 144a, (TSFR3M + 1.270%), 5.588%, 10/15/30(B)	318,799
5,350,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A2, 144a, (TSFR3M + 1.900%), 6.218%, 10/15/30(B)	5,356,099
975,000	Progress Residential, Ser 2021-SFR3, Class B, 144a, 1.888%, 5/17/26	964,952
2,489,672	Progress Residential, Ser 2021-SFR3, Class H, 144a, 4.750%, 5/17/26	2,474,576
3,950,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	3,881,029
3,338,463	Progress Residential Trust, Ser 2021-SFR6, Class A, 144a, 1.524%, 7/17/38	3,287,079
7,439,595	Redwood Funding Trust, Ser 2023-1, Class A, 144a, 7.500%, 7/25/59(B)(C)	7,411,047
5,876,009	US Bank NA, Ser 2023-1, Class B, 144a, 6.789%, 8/25/32	5,944,499
40,000	USB Auto Owner Trust, Ser 2025-1A, Class R, 144a, 12/15/32	12,036,495
	Total Asset-Backed Securities	$152,578,591
Shares
	Exchange-Traded Funds — 6.6%
200,000	Invesco Senior Loan ETF†	4,186,000
1,032,420	iShares 0-5 Year High Yield Corporate Bond ETF	44,703,786
982,618	iShares Preferred and Income Securities ETF†	31,070,381
50,000	SPDR Blackstone Senior Loan ETF	2,079,000
645,683	VanEck Long Muni ETF	11,286,539
46,791	Vanguard Long-Term Corporate Bond ETF†	3,633,321
396,982	Vanguard Ultra Short Bond ETF	19,847,115
	Total Exchange-Traded Funds	$116,806,142
	Preferred Stocks — 4.1%
	Financials — 3.8%
64,699	AGNC Investment Corp. REIT, Ser C, (TSFR3M + 5.373%), 9.349%(A)	1,686,703
589,927	AGNC Investment Corp. REIT, Ser F, (TSFR3M + 4.959%), 9.276%(A)	14,960,549
162,201	AGNC Investment Corp. REIT, Ser H, 8.750%(A)	4,128,015
146,575	Allstate Corp. (The), Ser J, 7.375%(A)	3,882,772
438,461	Annaly Capital Management, Inc. REIT, Ser I, (TSFR3M + 5.251%), 9.227%(A)	11,110,602

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Preferred Stocks — 4.1% (Continued)
	Financials — (Continued)
102,481	Brookfield Oaktree Holdings LLC, Ser B, 6.550%(A)	$ 2,216,664
163,194	Carlyle Finance LLC, 4.625%, 5/15/61(A)	2,934,228
303,742	Lincoln National Corp., Ser D, 9.000%(A)	8,100,799
53,686	Oaktree Capital Group LLC, Ser A, 6.625%(A)	1,178,944
186,953	Reinsurance Group of America, Inc., 7.125%, 10/15/52(A)	4,832,735
3,267	Reinsurance Group of America, Inc., 5.750%, 6/15/56(A)	81,218
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(A)	7,122,400
192,373	Virtus Convertible & Income Fund, Ser A, 5.625%(A)	4,153,333
7,379	Virtus Convertible & Income Fund II, 5.500%(A)	153,631
		66,542,593
	Utilities — 0.3%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	5,985,110
	Total Preferred Stocks	$72,527,703
Principal Amount
Commercial Mortgage-Backed Securities — 0.1%
$ 28,195,900	BANK, Ser 2020-BN26, Class XA, 1.306%, 3/15/63(B)(C)(D)	1,110,625
Shares
	Short-Term Investment Funds — 4.4%
73,333,890	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	73,333,890
4,769,000	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	4,769,000
	Total Short-Term Investment Funds	$78,102,890
	Total Investment Securities—100.2% (Cost $1,756,349,858)	$1,764,647,957
	Liabilities in Excess of Other Assets — (0.2%)	(2,976,656)
	Net Assets — 100.0%	$1,761,671,301
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $4,653,147.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
SPDR – Standard & Poor's Depositary Receipt
STACR – Structured Agency Credit Risk
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $491,780,634 or 27.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$558,091,122	$—	$558,091,122
Non-Agency Collateralized Mortgage Obligations	—	357,661,001	—	357,661,001
Agency Collateralized Mortgage Obligations	—	224,469,585	—	224,469,585
U.S. Treasury Obligations	—	203,300,298	—	203,300,298
Asset-Backed Securities	—	152,578,591	—	152,578,591
Exchange-Traded Funds	116,806,142	—	—	116,806,142
Preferred Stocks	72,527,703	—	—	72,527,703
Commercial Mortgage-Backed Securities	—	1,110,625	—	1,110,625
Short-Term Investment Funds	78,102,890	—	—	78,102,890
Total	$267,436,735	$1,497,211,222	$—	$1,764,647,957
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Focused Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Information Technology — 32.0%
360,650	Apple, Inc.	$ 91,832,309
83,210	Applied Materials, Inc.	17,036,415
266,472	Microsoft Corp.	138,019,172
330,124	NVIDIA Corp.	61,594,536
174,128	Oracle Corp.	48,971,759
113,560	Salesforce, Inc.	26,913,720
104,887	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	29,293,890
106,327	Texas Instruments, Inc.	19,535,460
70,920	Workday, Inc. - Class A*	17,072,572
		450,269,833
	Communication Services — 16.0%
402,078	Alphabet, Inc. - Class C	97,926,097
415,250	Comcast Corp. - Class A	13,047,155
139,839	Meta Platforms, Inc. - Class A	102,694,965
9,828	Netflix, Inc.*	11,782,985
		225,451,202
	Financials — 14.0%
748,902	Bank of America Corp.	38,635,854
40,913	Berkshire Hathaway, Inc. - Class B*	20,568,602
297,862	Charles Schwab Corp. (The)	28,436,885
40,996	Goldman Sachs Group, Inc. (The)	32,647,165
47,937	LPL Financial Holdings, Inc.	15,948,160
13,854	Markel Group, Inc.*	26,479,981
100,160	Visa, Inc. - Class A	34,192,621
		196,909,268
	Health Care — 9.6%
108,261	Becton Dickinson & Co.	20,263,211
129,243	BioMarin Pharmaceutical, Inc.*	6,999,801
317,839	Bristol-Myers Squibb Co.	14,334,539
40,361	HCA Healthcare, Inc.	17,201,858
155,410	Johnson & Johnson	28,816,122
299,617	Medtronic PLC	28,535,523
54,266	UnitedHealth Group, Inc.	18,738,050
		134,889,104
	Consumer Discretionary — 9.3%
166,869	Airbnb, Inc. - Class A*	20,261,234
315,140	Amazon.com, Inc.*	69,195,290
206,190	Choice Hotels International, Inc.†	22,043,773
126,656	Floor & Decor Holdings, Inc. - Class A*	9,334,547
147,347	Frontdoor, Inc.*	9,914,980
		130,749,824
	Industrials — 8.0%
123,760	Boeing Co. (The)*	26,711,121
28,574	Deere & Co.	13,065,747
33,977	Hubbell, Inc.	14,620,643
49,453	Regal Rexnord Corp.	7,093,538
61,367	RTX Corp.	10,268,540
198,319	SS&C Technologies Holdings, Inc.	17,602,795
122,445	Stanley Black & Decker, Inc.	9,101,337
135,228	Uber Technologies, Inc.*	13,248,287
		111,712,008
Shares		Market Value
	Common Stocks — 98.1% (Continued)
	Consumer Staples — 5.1%
273,492	Coca-Cola Femsa SAB de CV (Mexico) ADR	$ 22,727,185
204,315	Monster Beverage Corp.*	13,752,443
219,156	Philip Morris International, Inc.	35,547,103
		72,026,731
	Energy — 2.0%
251,542	Exxon Mobil Corp.	28,361,361
	Real Estate — 1.5%
70,700	Jones Lang LaSalle, Inc.*	21,088,396
	Materials — 0.6%
140,564	International Flavors & Fragrances, Inc.	8,650,309
	Total Common Stocks	$1,380,108,036
	Short-Term Investment Funds — 2.4%
27,643,873	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	27,643,873
5,530,000	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	5,530,000
	Total Short-Term Investment Funds	$33,173,873
	Total Investment Securities—100.5% (Cost $604,472,956)	$1,413,281,909
	Liabilities in Excess of Other Assets — (0.5%)	(6,668,643)
	Net Assets — 100.0%	$1,406,613,266
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $5,345,500.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,380,108,036	$—	$—	$1,380,108,036
Short-Term Investment Funds	33,173,873	—	—	33,173,873
Total	$1,413,281,909	$—	$—	$1,413,281,909
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Industrials — 24.1%
108,153	AMETEK, Inc.	$ 20,332,764
79,672	Axon Enterprise, Inc.*	57,175,814
512,148	CSX Corp.	18,186,376
350,631	Howmet Aerospace, Inc.	68,804,321
97,320	JB Hunt Transport Services, Inc.	13,057,424
54,184	Quanta Services, Inc.	22,454,933
66,658	Rockwell Automation, Inc.	23,298,971
24,296	TransDigm Group, Inc.	32,022,614
465,730	Vertiv Holdings Co. - Class A	70,260,028
94,866	Waste Connections, Inc.	16,677,443
		342,270,688
	Information Technology — 17.7%
108,350	Atlassian Corp. - Class A*	17,303,495
159,266	Cloudflare, Inc. - Class A*	34,176,891
144,473	Coherent Corp.*	15,562,632
9,763	Fair Isaac Corp.*	14,610,622
44,143	HubSpot, Inc.*	20,650,095
259,490	Marvell Technology, Inc.	21,815,324
98,306	Monday.com Ltd.*	19,040,889
59,272	MongoDB, Inc.*	18,396,843
239,550	Pure Storage, Inc. - Class A*	20,076,686
595,759	Samsara, Inc. - Class A*	22,192,023
281,186	Semtech Corp.*	20,090,740
94,660	Snowflake, Inc. - Class A*	21,350,563
120,213	Super Micro Computer, Inc.*	5,763,011
		251,029,814
	Health Care — 17.1%
27,679	Alnylam Pharmaceuticals, Inc.*	12,621,624
261,493	Ascendis Pharma A/S (Denmark) ADR*	51,987,423
101,972	Cencora, Inc.	31,869,309
401,097	DexCom, Inc.*	26,989,817
94,708	ICON PLC*	16,573,900
31,066	IDEXX Laboratories, Inc.*	19,847,757
65,632	Insulet Corp.*	20,262,567
361,257	Legend Biotech Corp. ADR*	11,780,591
111,221	Masimo Corp.*	16,410,659
83,413	Natera, Inc.*	13,426,991
71,965	Veeva Systems, Inc. - Class A*	21,439,093
		243,209,731
	Consumer Discretionary — 16.6%
9,710	AutoZone, Inc.*	41,658,230
68,084	Burlington Stores, Inc.*	17,327,378
130,444	DoorDash, Inc. - Class A*	35,479,464
690,422	DraftKings, Inc. - Class A*	25,821,783
76,877	Hilton Worldwide Holdings, Inc.	19,944,969
114,496	Royal Caribbean Cruises Ltd.	37,048,616
200,974	SharkNinja, Inc.*	20,730,468
341,366	Tapestry, Inc.	38,649,458
		236,660,366
	Financials — 10.2%
205,063	Ares Management Corp. - Class A	32,787,523
Shares		Market Value
	Common Stocks — 98.0% (Continued)
	Financials — 10.2% (Continued)
68,420	Arthur J Gallagher & Co.	$ 21,192,411
535,864	Fifth Third Bancorp	23,872,741
71,157	LPL Financial Holdings, Inc.	23,673,222
51,716	MSCI, Inc.	29,344,176
95,681	Robinhood Markets, Inc. - Class A*	13,699,606
		144,569,679
	Communication Services — 6.3%
214,063	Live Nation Entertainment, Inc.*	34,977,894
393,563	ROBLOX Corp. - Class A*	54,516,347
		89,494,241
	Utilities — 2.5%
183,398	Vistra Corp.	35,931,336
	Energy — 1.8%
107,952	Diamondback Energy, Inc.	15,447,931
60,925	Targa Resources Corp.	10,207,375
		25,655,306
	Materials — 1.7%
77,896	Vulcan Materials Co.	23,962,367
	Total Common Stocks	$1,392,783,528
	Short-Term Investment Fund — 2.1%
30,083,352	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	30,083,352
	Total Investment Securities—100.1% (Cost $1,067,481,071)	$1,422,866,880
	Liabilities in Excess of Other Assets — (0.1%)	(1,148,245)
	Net Assets — 100.0%	$1,421,718,635
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,392,783,528	$—	$—	$1,392,783,528
Short-Term Investment Fund	30,083,352	—	—	30,083,352
Total	$1,422,866,880	$—	$—	$1,422,866,880
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Non-US Equity Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 95.9%
	Japan — 16.3%
	Communication Services — 5.6%
1,193,300	KDDI Corp.	$ 19,031,379
501,100	Nintendo Co. Ltd.	43,354,796
	Consumer Discretionary — 4.3%
925,400	Denso Corp.	13,318,066
1,205,700	Sony Group Corp.	34,659,899
	Financials — 2.3%
1,478,500	Mitsubishi UFJ Financial Group, Inc.	23,850,243
1,205,700	Sony Financial Group, Inc.*	1,337,085
	Industrials — 0.9%
371,700	Hitachi Ltd.	9,847,474
	Information Technology — 1.9%
120,300	Tokyo Electron Ltd.	21,325,216
	Materials — 1.3%
441,500	Shin-Etsu Chemical Co. Ltd.	14,456,271
	Total Japan	181,180,429
	United Kingdom — 10.6%
	Financials — 4.7%
27,657,665	Lloyds Banking Group PLC	31,297,010
179,610	London Stock Exchange Group PLC	20,598,235
	Health Care — 1.6%
226,686	AstraZeneca PLC ADR	17,391,350
	Industrials — 4.3%
648,389	RELX PLC	30,979,275
3,423,410	Rentokil Initial PLC	17,342,130
	Total United Kingdom	117,608,000
	Sweden — 9.3%
	Financials — 6.0%
2,066,711	Svenska Handelsbanken AB - Class A	26,965,694
1,301,616	Swedbank AB - Class A	39,290,192
	Industrials — 3.3%
1,367,681	Atlas Copco AB - Class A	23,193,113
656,682	Epiroc AB - Class A	13,902,007
	Total Sweden	103,351,006
	China — 7.8%
	Communication Services — 3.8%
494,855	Tencent Holdings Ltd. ADR	42,136,903
	Consumer Discretionary — 4.0%
168,971	Alibaba Group Holding Ltd. ADR	30,200,187
195,210	Trip.com Group Ltd. ADR	14,679,792
	Total China	87,016,882
	France — 7.8%
	Energy — 1.3%
239,472	TotalEnergies SE ADR	14,294,084
	Financials — 1.4%
169,047	BNP Paribas SA	15,461,512
	Industrials — 1.3%
135,925	Cie de Saint-Gobain SA	14,727,686
	Materials — 3.8%
201,255	Air Liquide SA	41,932,813
	Total France	86,416,095
Shares		Market Value
	Common Stocks — 95.9% (Continued)
	Netherlands — 6.0%
	Energy — 3.2%
491,144	Shell PLC ADR	$ 35,131,530
	Financials — 1.0%
6,749	Adyen NV, 144a*	10,859,673
	Information Technology — 1.8%
20,824	ASML Holding NV	20,159,506
	Total Netherlands	66,150,709
	Germany — 5.7%
	Industrials — 3.9%
58,603	MTU Aero Engines AG	27,035,760
59,367	Siemens AG	16,027,786
	Materials — 1.8%
91,081	Heidelberg Materials AG	20,588,471
	Total Germany	63,652,017
	South Korea — 5.0%
	Communication Services — 2.3%
678,753	KT Corp. ADR	13,235,683
350,227	KT Corp.	12,623,233
	Information Technology — 2.7%
487,303	Samsung Electronics Co. Ltd.	29,213,974
	Total South Korea	55,072,890
	Taiwan — 4.9%
	Information Technology — 4.9%
196,292	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	54,822,393
	Switzerland — 3.8%
	Health Care — 2.6%
24,633	Lonza Group AG	16,470,569
35,650	Roche Holding AG	11,870,864
	Industrials — 1.2%
188,937	ABB Ltd. ADR	13,594,017
	Total Switzerland	41,935,450
	Ireland — 3.3%
	Industrials — 3.3%
298,749	AerCap Holdings NV	36,148,629
	Singapore — 3.0%
	Financials — 3.0%
2,648,000	Oversea-Chinese Banking Corp. Ltd.	33,760,983
	India — 2.6%
	Financials — 2.6%
948,508	ICICI Bank Ltd. ADR	28,673,397
	United States — 2.4%
	Health Care — 1.4%
1,771,517	Haleon PLC ADR	15,890,508
	Industrials — 1.0%
38,213	Schneider Electric SE	10,755,894
	Total United States	26,646,402
	Hong Kong — 2.2%
	Financials — 2.2%
2,602,400	AIA Group Ltd.	24,941,312
	Canada — 1.9%
	Information Technology — 1.9%
145,144	Shopify, Inc. - Class A*	21,569,850

Touchstone Non-US Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 95.9% (Continued)
	Italy — 1.6%
	Financials — 1.6%
838,014	FinecoBank Banca Fineco SpA	$ 18,187,963
	Brazil — 1.1%
	Consumer Discretionary — 1.1%
5,300	MercadoLibre, Inc.*	12,385,782
	Denmark — 0.6%
	Health Care — 0.6%
123,591	Novo Nordisk A/S ADR†	6,858,064
	Total Common Stocks	$1,066,378,253
	Short-Term Investment Funds — 4.4%
42,043,361	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	42,043,361
7,001,373	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	7,001,373
	Total Short-Term Investment Funds	$49,044,734
	Total Investment Securities — 100.3% (Cost $827,984,561)	$1,115,422,987
	Liabilities in Excess of Other Assets — (0.3)%	(3,664,366)
	Net Assets — 100.0%	$1,111,758,621
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $6,858,009.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $10,859,673 or 1.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$1,337,085	$179,843,344	$—	$181,180,429
United Kingdom	17,391,350	100,216,650	—	117,608,000
Sweden	23,193,113	80,157,893	—	103,351,006
China	87,016,882	—	—	87,016,882
France	29,021,770	57,394,325	—	86,416,095
Netherlands	55,291,036	10,859,673	—	66,150,709
Germany	16,027,786	47,624,231	—	63,652,017
South Korea	42,449,657	12,623,233	—	55,072,890
Taiwan	54,822,393	—	—	54,822,393
Switzerland	13,594,017	28,341,433	—	41,935,450
Ireland	36,148,629	—	—	36,148,629
Singapore	33,760,983	—	—	33,760,983
India	28,673,397	—	—	28,673,397
United States	26,646,402	—	—	26,646,402
Hong Kong	24,941,312	—	—	24,941,312
Canada	21,569,850	—	—	21,569,850
Italy	18,187,963	—	—	18,187,963
Brazil	12,385,782	—	—	12,385,782
Denmark	6,858,064	—	—	6,858,064
Short-Term Investment Funds	49,044,734	—	—	49,044,734
Total	$598,362,205	$517,060,782	$—	$1,115,422,987
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	China — 21.5%
	Communication Services — 6.4%
1,553,142	Tencent Holdings Ltd.	$ 132,342,612
	Consumer Discretionary — 7.5%
5,597,723	ANTA Sports Products Ltd.	67,051,679
2,093,500	BYD Co. Ltd. Class H	29,590,949
10,707,410	H World Group Ltd.	42,253,838
1,243,500	Meituan - Class B, 144a*	16,611,629
	Consumer Staples — 1.3%
4,904,067	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	26,914,655
	Industrials — 3.9%
992,394	Contemporary Amperex Technology Co. Ltd. - Class A	56,282,073
1,862,217	Full Truck Alliance Co. Ltd. ADR	24,152,955
	Information Technology — 2.4%
6,986,800	Xiaomi Corp. - Class B*	48,557,892
	Total China	443,758,282
	India — 20.6%
	Communication Services — 1.9%
1,875,075	Bharti Airtel Ltd.	39,656,882
	Consumer Discretionary — 3.4%
10,028,120	Eternal Ltd.*	36,814,591
865,691	Titan Co. Ltd.	32,821,412
	Consumer Staples — 2.0%
609,736	Britannia Industries Ltd.	41,141,793
	Financials — 10.6%
9,259,879	Bajaj Finance Ltd.	104,187,389
7,637,601	HDFC Bank Ltd.	81,849,927
3,866,247	HDFC Life Insurance Co. Ltd., 144a	32,924,160
	Health Care — 1.4%
347,314	Apollo Hospitals Enterprise Ltd.	29,002,709
	Real Estate — 1.3%
1,481,818	Phoenix Mills Ltd. (The)	25,940,945
	Total India	424,339,808
	Taiwan — 15.5%
	Information Technology — 15.5%
117,000	ASPEED Technology, Inc.	19,459,733
654,000	MediaTek, Inc.	28,363,817
969,381	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	270,738,420
	Total Taiwan	318,561,970
	Brazil — 12.0%
	Consumer Discretionary — 4.8%
42,183	MercadoLibre, Inc.*	98,579,140
	Consumer Staples — 1.2%
7,293,219	Raia Drogasil SA	25,159,190
	Financials — 3.8%
4,875,631	NU Holdings Ltd. - Class A*	78,058,852
	Industrials — 2.2%
3,361,442	Localiza Rent a Car SA	24,915,945
3,007,699	WEG SA	20,621,154
	Total Brazil	247,334,281
	South Korea — 7.6%
	Consumer Discretionary — 2.8%
1,808,905	Coupang, Inc.*	58,246,741
Shares		Market Value
	Common Stocks — 99.3% (Continued)
	South Korea — (Continued)
	Consumer Staples — 0.9%
113,315	Cosmax, Inc.	$ 17,337,541
	Information Technology — 3.9%
760,722	Samsung Electronics Co. Ltd.	45,605,533
140,685	SK Hynix, Inc.	34,875,529
	Total South Korea	156,065,344
	Singapore — 5.3%
	Consumer Discretionary — 4.3%
490,481	Sea Ltd. ADR*	87,663,669
	Industrials — 1.0%
3,411,408	Grab Holdings Ltd. - Class A*	20,536,676
	Total Singapore	108,200,345
	Hong Kong — 3.4%
	Financials — 3.4%
7,404,531	AIA Group Ltd.	70,964,771
	Indonesia — 2.7%
	Financials — 2.7%
86,139,800	Bank Central Asia Tbk PT	39,448,624
64,470,000	Bank Rakyat Indonesia Persero Tbk PT	15,110,639
	Total Indonesia	54,559,263
	Netherlands — 2.1%
	Information Technology — 2.1%
45,191	ASML Holding NV	43,748,955
	Poland — 2.1%
	Consumer Staples — 2.1%
3,520,512	Dino Polska SA, 144a*	42,434,969
	Kazakhstan — 1.8%
	Financials — 1.8%
453,260	Kaspi.KZ JSC ADR	37,022,277
	Mexico — 1.2%
	Consumer Staples — 1.2%
8,150,900	Wal-Mart de Mexico SAB de CV	25,182,402
	Philippines — 1.0%
	Industrials — 1.0%
2,639,300	International Container Terminal Services, Inc.	21,386,493
	Saudi Arabia — 1.0%
	Financials — 1.0%
727,324	Al Rajhi Bank	20,783,439
	Vietnam — 0.8%
	Information Technology — 0.8%
4,889,685	FPT Corp.	17,205,475
	Argentina — 0.7%
	Information Technology — 0.7%
234,225	Globant SA*	13,439,830
	Total Common Stocks	$2,044,987,904

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 1.9%
40,136,688	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	$ 40,136,688
	Total Investment Securities — 101.2% (Cost $1,367,836,129)	$2,085,124,592
	Liabilities in Excess of Other Assets — (1.2)%	(25,729,043)
	Net Assets — 100.0%	$2,059,395,549
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $91,970,758 or 4.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$290,926,481	$152,831,801	$—	$443,758,282
India	41,141,793	383,198,015	—	424,339,808
Taiwan	270,738,420	47,823,550	—	318,561,970
Brazil	247,334,281	—	—	247,334,281
South Korea	138,727,803	17,337,541	—	156,065,344
Singapore	108,200,345	—	—	108,200,345
Hong Kong	70,964,771	—	—	70,964,771
Indonesia	—	54,559,263	—	54,559,263
Netherlands	43,748,955	—	—	43,748,955
Poland	—	42,434,969	—	42,434,969
Kazakhstan	37,022,277	—	—	37,022,277
Mexico	25,182,402	—	—	25,182,402
Philippines	21,386,493	—	—	21,386,493
Saudi Arabia	—	20,783,439	—	20,783,439
Vietnam	17,205,475	—	—	17,205,475
Argentina	13,439,830	—	—	13,439,830
Short-Term Investment Fund	40,136,688	—	—	40,136,688
Total	$1,366,156,014	$718,968,578	$—	$2,085,124,592
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income Fund – September 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 49.8%
	Energy — 10.2%
$ 790,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	$ 832,818
1,595,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,570,557
64,859	Atlas Energy Note, 7.000%, 1/31/26(A)	64,859
2,594,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	2,363,430
667,000	Ecopetrol SA (Colombia), 7.750%, 2/1/32†	690,321
1,516,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,530,561
895,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.575%, 11/1/66(B)	892,069
1,839,000	HF Sinclair Corp., 5.000%, 2/1/28	1,842,954
263,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	259,090
766,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	737,680
760,782	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	651,435
405,000	Mesquite Energy, Inc., 7.250%, 7/15/26	41
2,133,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	2,142,834
925,000	MSU Energy SA (Argentina), 144a, 9.750%, 12/5/30	832,500
1,833,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	2,115,756
755,250	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	799,621
1,908,000	Ovintiv, Inc., 7.200%, 11/1/31	2,104,232
1,386,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	1,350,370
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	284,462
950,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	905,799
904,000	Plains All American Pipeline LP, Ser B, (TSFR3M + 4.372%), 8.583%(B)(C)	905,463
865,000	Pluspetrol SA (Argentina), 144a, 8.500%, 5/30/32	865,346
669,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	672,615
2,426,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	2,151,821
1,034,000	SM Energy Co., 144a, 7.000%, 8/1/32	1,034,523
230,000	Sunoco LP, 144a, 7.875%(C)	234,073
902,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.750%, 3/15/34	893,777
929,000	Valaris Ltd., 144a, 8.375%, 4/30/30	962,470
676,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	698,670
		30,390,147
	Financials — 9.9%
968,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.411%, 8/15/53(B)	967,920
1,844,000	Ares Capital Corp., 5.875%, 3/1/29	1,897,405
1,886,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	1,796,459
2,596,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	2,340,542
699,000	Charles Schwab Corp. (The), Ser H, 4.000%(C)	656,075
1,883,000	Citigroup, Inc., 4.075%, 4/23/29	1,878,434
946,000	Citigroup, Inc., Ser W, 4.000%(C)	942,377
1,321,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,376,974
722,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	758,564
135,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	135,348
918,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	974,848
1,194,000	First Maryland Capital II, (TSFR3M + 1.112%), 5.408%, 2/1/27(B)	1,179,248
946,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	998,323
2,294,000	Goldman Sachs Group, Inc. (The), 5.330%, 7/23/35	2,363,318
1,666,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	1,667,225
970,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31†	975,650
2,186,000	Morgan Stanley, 2.484%, 9/16/36	1,899,847
Principal Amount		Market Value
	Corporate Bonds — 49.8% (Continued)
	Financials — 9.9% (Continued)
$ 965,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	$ 990,350
1,318,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.003%, 6/1/28(B)	1,301,652
2,255,000	State Street Corp., (TSFR3M + 1.262%), 5.299%, 6/15/47(B)	2,040,540
2,337,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.143%, 5/15/27(B)	2,319,565
		29,460,664
	Consumer Discretionary — 7.3%
83,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	83,000
440,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	447,582
907,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	892,701
83,000	Carnival Corp., 144a, 5.125%, 5/1/29	83,000
1,119,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,060,042
1,152,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	1,150,472
2,039,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	2,050,550
1,115,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	1,141,116
2,679,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,413,577
435,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	434,448
1,624,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	1,624,265
931,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	904,986
1,856,000	Mattel, Inc., 5.450%, 11/1/41	1,708,672
2,387,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	2,324,360
1,326,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	1,215,527
1,147,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,133,446
2,236,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	2,202,041
1,061,000	Wynn Macau Ltd. (Macao), 144a, 5.625%, 8/26/28	1,059,993
		21,929,778
	Industrials — 6.1%
1,860,000	Amcor Flexibles North America, Inc., 5.100%, 3/17/30	1,902,540
786,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	759,588
1,873,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,911,077
950,000	Limak Cimento Sanayi ve Ticaret AS (Turkey), 9.750%, 7/25/29	975,596
970,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,019,780
2,293,000	Molex Electronic Technologies LLC, 144a, 5.250%, 4/30/32	2,334,063
953,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	970,846
1,069,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	1,072,550
928,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	977,069
2,171,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.208%, 2/15/42(B)	1,961,716
2,140,000	Timken Co. (The), 4.500%, 12/15/28	2,152,882
975,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	971,619
1,069,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	1,092,879
		18,102,205
	Utilities — 3.9%
2,356,000	Calpine Corp., 144a, 5.000%, 2/1/31	2,349,049
2,155,000	CMS Energy Corp., 4.750%, 6/1/50	2,101,361
1,522,000	Edison International, 4.125%, 3/15/28	1,494,263
1,210,000	Edison International, 7.875%, 6/15/54	1,234,387
1,215,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,144,558
800,000	Eskom Holdings (South Africa), 144a, 8.450%, 8/10/28	854,767

Touchstone Strategic Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 49.8% (Continued)
	Utilities — 3.9% (Continued)
$ 1,716,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	$ 1,711,560
845,064	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	865,898
		11,755,843
	Consumer Staples — 2.9%
970,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	1,006,220
903,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	937,849
2,264,000	Mars, Inc., 144a, 5.000%, 3/1/32	2,316,863
2,265,000	Philip Morris International, Inc., 5.375%, 2/15/33	2,364,457
943,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	903,870
1,023,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	1,082,222
		8,611,481
	Real Estate — 2.8%
1,143,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	1,120,857
2,413,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	2,338,294
2,724,000	Store Capital LLC REIT, 2.750%, 11/18/30	2,476,934
2,363,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	2,340,388
		8,276,473
	Communication Services — 2.1%
1,740,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,602,904
716,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	251,206
463,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	462,258
728,000	Gray Media, Inc., 144a, 5.375%, 11/15/31†	544,966
1,240,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	1,204,430
2,413,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	2,339,958
		6,405,722
	Information Technology — 2.1%
970,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	834,446
1,370,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,368,287
1,746,000	Micron Technology, Inc., 2.703%, 4/15/32	1,553,688
772,000	Micron Technology, Inc., 6.750%, 11/1/29	839,041
1,595,000	Paychex, Inc., 5.600%, 4/15/35	1,670,605
		6,266,067
	Health Care — 1.4%
995,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	966,840
1,771,000	HCA, Inc., 5.450%, 4/1/31	1,841,653
1,476,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	1,466,254
		4,274,747
	Materials — 1.1%
923,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	359,970
1,111,000	LYB International Finance III LLC, 6.150%, 5/15/35	1,158,086
970,000	Novelis Corp., 144a, 6.875%, 1/30/30	1,005,835
794,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	803,426
		3,327,317
	Total Corporate Bonds	$148,800,444
Principal Amount		Market Value
	U.S. Treasury Obligations — 18.6%
$ 2,245,000	U.S. Treasury Bond, 4.250%, 8/15/54	$ 2,070,749
250,000	U.S. Treasury Bond, 4.500%, 11/15/54	240,508
16,390,000	U.S. Treasury Bond, 4.750%, 2/15/45	16,477,072
18,685,000	U.S. Treasury Bond, 4.750%, 8/15/55	18,734,632
4,827,028	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	4,704,678
4,355,000	U.S. Treasury Note, 3.750%, 4/15/28	4,369,120
4,800,000	U.S. Treasury Note, 4.000%, 5/31/30	4,857,375
4,025,000	U.S. Treasury Note, 4.250%, 8/15/35	4,057,703
	Total U.S. Treasury Obligations	$55,511,837
	Asset-Backed Securities — 10.7%
2,469,225	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	2,336,195
1,500,000	Benefit Street Partners CLO XXII Ltd. (Cayman Islands), Ser 2020-22A, Class BRR, 144a, (TSFR3M + 1.550%), 5.875%, 4/20/35(B)	1,500,127
1,104,600	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	1,202,290
525,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	522,713
1,450,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.982%, 7/16/35(B)	1,456,786
1,600,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 5.968%, 10/15/30(B)	1,600,514
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.968%, 4/16/34(B)	1,601,000
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.568%, 4/16/34(B)	1,600,622
1,315,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,365,101
2,585,250	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	2,397,773
930,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	831,512
2,489,500	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	2,358,905
2,300,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.125%, 10/20/30(B)	2,304,646
1,000,000	Octagon Investment Partners XVI Ltd. (Cayman Islands), Ser 2013-1A, Class BR, 144a, (TSFR3M + 1.862%), 6.184%, 7/17/30(B)	1,000,948
1,170,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	1,170,873
510,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	508,837
2,020,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.788%, 7/15/33(B)	2,026,177
2,222,550	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	2,266,869
2,456,438	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	2,495,713
1,632,000	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,539,522
	Total Asset-Backed Securities	$32,087,123
	Commercial Mortgage-Backed Securities — 7.4%
835,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(B)(D)	877,153

Touchstone Strategic Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 7.4% (Continued)
$ 2,325,000	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	$ 2,278,629
21,001,774	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(B)(D)(E)	661,875
1,056,765	BX Commercial Mortgage Trust, Ser 2024-XL5, Class D, 144a, (TSFR1M + 2.690%), 6.840%, 3/15/41(B)	1,058,747
2,735,000	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(B)(D)	2,520,181
2,750,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	2,355,230
1,800,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(B)(D)	1,721,920
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-P5, Class B, 3.698%, 10/10/49(B)(D)	925,946
485,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(B)(D)	456,302
905,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(B)(D)	864,298
1,850,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class C, 5.087%, 1/15/49(B)(D)	1,729,593
1,199,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,132,634
825,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	800,250
1,865,000	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.491%, 12/15/39(B)	1,865,583
540,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	527,339
620,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	617,156
1,625,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.991%, 10/15/42(B)	1,620,937
	Total Commercial Mortgage-Backed Securities	$22,013,773
	Non-Agency Collateralized Mortgage Obligations — 7.0%
1,334,357	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(B)(D)	1,316,467
2,317,172	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(B)(D)	2,070,870
1,807,571	CIM Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 6/25/51(B)(D)	1,615,180
1,097,967	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(B)(D)	1,093,728
988,276	Flagstar Mortgage Trust, Ser 2021-5INV, Class A16, 144a, 2.500%, 7/25/51(B)(D)	813,281
1,031,413	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(B)(D)	914,816
1,013,639	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.477%, 5/25/49(B)(D)	963,074
2,496,512	JP Morgan Mortgage Trust, Ser 2020-5, Class B4, 144a, 3.574%, 12/25/50(B)(D)	2,166,662
1,217,670	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.012%, 11/25/50(B)(D)	1,085,327
1,063,961	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(B)(D)	960,921
2,550,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.168%, 7/25/59(B)(D)	2,317,220
698,259	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.843%, 2/25/52(B)(D)	595,445
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.705%, 11/25/60(B)(D)	2,172,727
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.0% (Continued)
$ 2,000,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.862%, 7/25/57(B)(D)	$ 1,742,458
1,465,000	Towd Point Mortgage Trust, Ser 2020-4, Class A2, 144a, 2.500%, 10/25/60	1,204,973
	Total Non-Agency Collateralized Mortgage Obligations	$21,033,149
Shares
	Common Stocks — 2.1%
	Financials — 0.5%
14,115	Bank of America Corp.	728,193
1,072	Goldman Sachs Group, Inc. (The)	853,687
		1,581,880
	Industrials — 0.5%
4,427	RTX Corp.	740,770
7,619	Stanley Black & Decker, Inc.	566,320
		1,307,090
	Information Technology — 0.4%
2,396	International Business Machines Corp.	676,056
3,285	Texas Instruments, Inc.	603,553
		1,279,609
	Materials — 0.3%
39,560	Covia Equity*	786,255
44	HC Minerals LLC(A)*	44
		786,299
	Health Care — 0.2%
3,591	Johnson & Johnson	665,843
	Energy — 0.2%
4,983	Exxon Mobil Corp.	561,833
	Total Common Stocks	$6,182,554
Principal Amount
	Sovereign Government Obligations — 0.5%
$ 21,600	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	20,844
430,130	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	368,026
326,700	Ghana Government International Bond, 144a, 5.000%, 7/3/29(B)(D)	317,677
668,680	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	638,924
	Total Sovereign Government Obligations	$1,345,471
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	34,229

Touchstone Strategic Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 4.1%
11,459,926	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	$ 11,459,926
780,305	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	780,305
	Total Short-Term Investment Funds	$12,240,231
	Total Investment Securities—100.2% (Cost $296,199,467)	$299,248,811
	Liabilities in Excess of Other Assets — (0.2%)	(673,027)
	Net Assets — 100.0%	$298,575,784
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(C)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $745,302.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $146,676,108 or 49.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$148,735,585	$64,859	$148,800,444
U.S. Treasury Obligations	—	55,511,837	—	55,511,837
Asset-Backed Securities	—	32,087,123	—	32,087,123
Commercial Mortgage-Backed Securities	—	22,013,773	—	22,013,773
Non-Agency Collateralized Mortgage Obligations	—	21,033,149	—	21,033,149
Common Stocks	5,396,255	786,255	44	6,182,554
Sovereign Government Obligations	—	1,345,471	—	1,345,471
Rights	—	34,229	—	34,229
Short-Term Investment Funds	12,240,231	—	—	12,240,231
Other Financial Instruments
Futures
Interest rate contracts	18,053	—	—	18,053
Total Assets	$17,654,539	$281,547,422	$64,903	$299,266,864
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(237,421)	$—	$—	$(237,421)
Total Liabilities	$(237,421)	$—	$—	$(237,421)
Total	$17,417,118	$281,547,422	$64,903	$299,029,443

Touchstone Strategic Income Fund (Unaudited) (Continued)
Futures Contracts
At September 30, 2025, $708,516 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	12/19/2025	119	$14,287,437	$18,053
Long Futures:
2-Year U.S. Treasury Note	12/31/2025	560	116,703,125	(237,421)
				$(219,368)
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2025 (Unaudited)
	Touchstone Dynamic Large Cap Growth Fund	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
Assets
Investments, at cost	$91,491,922	$1,756,349,858	$604,472,956	$1,067,481,071	$827,984,561	$1,367,836,129	$296,199,467
Investments, at market value *	$160,544,944	$1,764,647,957	$1,413,281,909	$1,422,866,880	$1,115,422,987	$2,085,124,592	$299,248,811
Cash	20,176	—	173	41,735	875,451	—	184,872
Cash deposits held at prime broker (A)	—	296,125	—	—	—	—	708,516
Foreign currency †	—	—	—	—	2,005	9,289,556	186
Dividends and interest receivable	16,416	14,314,823	448,193	328,842	1,818,410	1,585,106	2,858,536
Receivable for capital shares sold	5,040	3,424,232	134,457	972,193	1,669,710	3,328,321	443,530
Receivable for investments sold	—	—	706,909	—	—	—	8,508,170
Receivable for variation margin on futures contracts	—	—	—	—	—	—	128,188
Tax reclaim receivable	—	4,098	—	3,574	861,771	22,648	8,496
Other assets	17,679	6,000	1,216	4,116	36,473	56	2,816
Total Assets	160,604,255	1,782,693,235	1,414,572,857	1,424,217,340	1,120,686,807	2,099,350,279	312,092,121

Liabilities
Due to custodian	—	960	—	—	—	36,685	—
Dividends payable	—	—	—	—	—	—	11
Payable for return of collateral for securities on loan	—	4,769,000	5,530,000	—	7,001,373	—	780,305
Deferred foreign capital gains tax	—	—	—	—	—	32,516,941	—
Payable for capital shares redeemed	1,126,497	12,558,771	542,050	1,186,400	922,274	1,691,364	517,392
Payable for investments purchased	—	2,177,288	702,986	—	—	3,752,526	11,949,309
Payable to Investment Adviser	54,391	903,094	713,658	799,088	570,076	1,388,081	106,150
Payable to other affiliates	22,204	238,821	174,928	220,426	238,367	225,141	50,779
Payable to Trustees	15,540	15,540	15,540	15,540	15,540	15,540	15,540
Payable for professional services	15,758	41,559	26,590	26,068	29,243	45,536	27,266
Payable for reports to shareholders	—	7,184	14,712	26,639	—	21,808	1,708
Payable for transfer agent services	28,610	290,591	224,893	206,274	125,476	167,808	58,237
Other accrued expenses and liabilities	7,384	19,126	14,234	18,270	25,837	93,300	9,640
Total Liabilities	1,270,384	21,021,934	7,959,591	2,498,705	8,928,186	39,954,730	13,516,337
Net Assets	$159,333,871	$1,761,671,301	$1,406,613,266	$1,421,718,635	$1,111,758,621	$2,059,395,549	$298,575,784
Net assets consist of:
Paid-in capital	67,870,083	1,778,951,072	554,559,156	885,255,802	775,558,200	2,228,042,017	373,795,252
Distributable earnings (deficit)	91,463,788	(17,279,771)	852,054,110	536,462,833	336,200,421	(168,646,468)	(75,219,468)
Net Assets	$159,333,871	$1,761,671,301	$1,406,613,266	$1,421,718,635	$1,111,758,621	$2,059,395,549	$298,575,784
*Includes market value of securities on loan of:	$—	$4,653,147	$5,345,500	$—	$6,858,009	$—	$745,302
†Cost of foreign currency:	$—	$—	$—	$—	$1,996	$9,290,832	$181
(A)	Represents segregated cash for futures contracts and swap agreements.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Dynamic Large Cap Growth Fund	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$76,246,121	$116,165,409	$69,833,814	$256,500,707	$541,342,614	$9,337,437	$122,665,535
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,299,446	11,135,031	846,000	6,018,010	17,616,627	553,119	37,342,079
Net asset value price per share*	$58.68	$10.43	$82.55	$42.62	$30.73	$16.88	$3.28
Maximum sales charge - Class A shares	5.00%	3.25%	5.00%	5.00%	5.00%	5.00%	3.25%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$61.77	$10.78	$86.89	$44.86	$32.35	$17.77	$3.39

Pricing of Class C Shares
Net assets applicable to Class C shares	$1,721,031	$31,412,533	$5,944,991	$13,831,990	$6,819,449	$5,137,704	$7,973,617
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	30,058	3,069,211	81,207	333,170	219,622	317,940	2,415,170
Net asset value and offering price per share**	$57.26	$10.23	$73.21	$41.52	$31.05	$16.16	$3.30

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$38,383,901	$1,552,491,625	$1,308,273,996	$723,153,374	$514,246,360	$497,838,076	$77,815,813
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	608,387	148,232,576	15,580,585	15,766,351	15,922,597	29,048,614	23,766,748
Net asset value, offering price and redemption price per share	$63.09	$10.47	$83.97	$45.87	$32.30	$17.14	$3.27

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$42,979,686	$61,601,734	$22,560,465	$223,044,805	$49,350,198	$896,535,791	$90,120,819
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	662,671	5,884,059	267,130	4,762,626	1,526,412	51,924,798	27,544,184
Net asset value, offering price and redemption price per share	$64.86	$10.47	$84.46	$46.83	$32.33	$17.27	$3.27

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$3,132	$—	$—	$205,187,759	$—	$650,546,541	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	48	—	—	4,359,175	—	37,640,616	—
Net asset value, offering price and redemption price per share	$64.89	$—	$—	$47.07	$—	$17.28	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Flexible Income Fund and Strategic Income Fund. There is no sales load on subscriptions of $500,000 or more for Flexible Income Fund and Strategic Income Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended September 30, 2025 (Unaudited)
	Touchstone Dynamic Large Cap Growth Fund	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
Investment Income
Dividends*	$366,983	$5,995,747	$7,619,745	$5,790,903	$14,902,124	$15,970,231	$196,550
Interest	—	43,674,267	—	—	—	—	8,095,676
Income from securities loaned	—	6,643	5,063	—	232,637	28,362	—
Total Investment Income	366,983	49,676,657	7,624,808	5,790,903	15,134,761	15,998,593	8,292,226
Expenses
Investment advisory fees	465,723	4,523,470	4,094,518	4,688,660	3,050,306	8,318,147	790,708
Administration fees	99,120	1,144,338	879,932	906,523	628,970	1,286,539	195,013
Compliance fees and expenses	1,990	1,990	1,990	1,990	1,990	1,990	1,990
Custody fees	3,970	28,108	5,647	10,619	37,426	198,413	19,783
Professional fees	16,632	46,957	33,078	36,125	34,094	61,611	24,817
Transfer Agent fees, Class A	25,299	60,920	24,491	106,797	153,541	4,915	55,219
Transfer Agent fees, Class C	816	12,140	2,946	5,058	2,032	4,648	4,936
Transfer Agent fees, Class Y	15,988	611,818	389,269	338,749	129,844	246,433	35,526
Transfer Agent fees, Institutional Class	9,194	9,139	4,023	63,419	1,825	206,647	27,765
Transfer Agent fees, Class R6	11	—	—	470	—	447	—
Registration fees, Class A	10,917	13,661	8,843	12,393	14,151	8,487	15,180
Registration fees, Class C	7,101	9,989	5,731	9,695	7,417	5,881	9,329
Registration fees, Class Y	9,939	31,629	18,834	19,713	22,679	16,858	13,975
Registration fees, Institutional Class	7,656	9,243	9,210	13,666	8,700	13,660	12,185
Registration fees, Class R6	2,036	—	—	9,870	—	11,039	—
Reports to Shareholders, Class A	3,998	5,088	3,218	6,799	11,932	2,364	6,982
Reports to Shareholders, Class C	2,328	2,494	2,117	2,139	2,136	2,131	2,405
Reports to Shareholders, Class Y	3,526	30,811	21,962	42,530	9,326	28,216	4,841
Reports to Shareholders, Institutional Class	2,328	2,567	2,174	11,642	2,685	8,948	3,373
Reports to Shareholders, Class R6	735	—	—	4,038	—	11,096	—
Distribution and shareholder servicing expenses, Class A	86,130	151,896	81,334	307,329	639,025	11,474	151,012
Distribution and shareholder servicing expenses, Class C	7,846	161,700	29,554	66,048	26,426	24,821	44,734
Trustee fees	15,756	15,756	15,756	15,756	15,756	15,756	15,756
Other expenses	43,928	57,751	164,092	189,678	77,745	56,158	42,746
Total Expenses	842,967	6,931,465	5,798,719	6,869,706	4,878,006	10,546,679	1,478,275
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(185,272)	(38,644)	(17,835)	(163,347)	(19,145)	(344,802)	(231,759)
Fees eligible for recoupment by the Adviser(A)	—	142,987	—	23,694	—	—	—
Net Expenses	657,695	7,035,808	5,780,884	6,730,053	4,858,861	10,201,877	1,246,516
Net Investment Income (Loss)	(290,712)	42,640,849	1,843,924	(939,150)	10,275,900	5,796,716	7,045,710
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	23,012,631	(5,802,707)	45,302,828	144,712,395	23,534,819	21,371,131	2,486,069
Net realized gains on written options	—	904,179	—	—	—	—	—
Net realized gains on futures contracts	—	1,836	—	—	—	—	689,502
Net realized gains (losses) on swap agreements	—	11,361	—	—	—	—	(21,199)
Net realized gains (losses) on foreign currency transactions	—	—	—	—	29,992	(766,422)	—
Net change in unrealized appreciation (depreciation) on investments†	16,365,309	26,351,394	161,113,769	147,850,561	104,436,843	283,274,703	4,688,079
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	—	—	(556,482)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	76,712	(131,352)	14
Net Realized and Unrealized Gains (Losses) on Investments	39,377,940	21,466,063	206,416,597	292,562,956	128,078,366	303,748,060	7,285,983
Change in Net Assets Resulting from Operations	$39,087,228	$64,106,912	$208,260,521	$291,623,806	$138,354,266	$309,544,776	$14,331,693
*Net of foreign tax withholding of:	$437	$4,434	$87,340	$9,852	$1,246,911	$1,696,529	$—

Statements of Operations (Unaudited) (Continued)
	Touchstone Dynamic Large Cap Growth Fund	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
†Includes increase in deferred foreign capital gain tax of:	$—	$—	$—	$—	$—	$14,594,779	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $7,395,293 for the Sands Capital Emerging Markets Growth Fund.
(C)	Net realized gains on investments includes the realized gains of $1,307,993, $18,897,714 and $29,728,789 for the Dynamic Large Cap Growth Fund, the Focused Fund and the Mid Cap Growth Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Dynamic Large Cap Growth Fund		Touchstone Flexible Income Fund		Touchstone Focused Fund
	For the Six Months Ended September 30, 2025(A) (Unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
From Operations
Net investment income (loss)	$(290,712)	$(564,032)	$42,640,849	$69,276,153	$1,843,924	$5,281,214
Net realized gains (losses) on investments, written options, futures contracts, swap agreements and foreign currency transactions	23,012,631	19,151,411	(4,885,331)	(4,884,616)	45,302,828	46,198,294
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	16,365,309	(12,842,263)	26,351,394	8,423,114	161,113,769	36,010,447
Change in Net Assets from Operations	39,087,228	5,745,116	64,106,912	72,814,651	208,260,521	87,489,955

Distributions to Shareholders:
Distributed earnings, Class A	—	(4,144,616)	(2,871,903)	(5,026,762)	—	(537,972)
Distributed earnings, Class C	—	(92,097)	(658,221)	(1,172,389)	—	(41,222)
Distributed earnings, Class Y	—	(2,322,996)	(37,560,866)	(58,654,489)	—	(13,162,966)
Distributed earnings, Institutional Class	—	(2,949,415)	(1,517,581)	(2,134,629)	—	(245,274)
Distributed earnings, Class R6	—	—	—	—	—	—
Return of capital, Class A	—	—	—	—	—	—
Return of capital, Class C	—	—	—	—	—	—
Return of capital, Class Y	—	—	—	—	—	—
Return of capital, Institutional Class	—	—	—	—	—	—
Return of capital, Class R6	—	—	—	—	—	—
Total Distributions	—	(9,509,124)	(42,608,571)	(66,988,269)	—	(13,987,434)
Change in Net Assets from Share Transactions(B)	(22,746,717)	886,648	54,661,975	319,442,499	(41,328,946)	(88,085,023)

Total Increase (Decrease) in Net Assets	16,340,511	(2,877,360)	76,160,316	325,268,881	166,931,575	(14,582,502)

Net Assets
Beginning of period	142,993,360	145,870,720	1,685,510,985	1,360,242,104	1,239,681,691	1,254,264,193
End of period	$159,333,871	$142,993,360	$1,761,671,301	$1,685,510,985	$1,406,613,266	$1,239,681,691
(A)	Represents the period from commencement of operations (May 9, 2025) through September 30, 2025 for Class R6 shares.
(B)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Mid Cap Growth Fund		Touchstone Non-US Equity Fund		Touchstone Sands Capital Emerging Markets Growth Fund		Touchstone Strategic Income Fund
For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025

$(939,150)	$(5,692,165)	$10,275,900	$11,255,192	$5,796,716	$4,910,832	$7,045,710	$11,463,619
144,712,395	135,881,707	23,564,811	30,304,784	20,604,709	90,809,404	3,154,372	(6,151,004)
147,850,561	(188,564,987)	104,513,555	33,023,690	283,143,351	(51,163,912)	4,131,611	8,506,331
291,623,806	(58,375,445)	138,354,266	74,583,666	309,544,776	44,556,324	14,331,693	13,818,946

—	(7,250,235)	—	(15,267,231)	—	—	(2,833,397)	(5,434,455)
—	(400,530)	—	(73,142)	—	—	(173,369)	(478,603)
—	(17,945,134)	—	(6,071,452)	—	(557,129)	(1,964,440)	(2,991,900)
—	(6,737,097)	—	(1,180,182)	—	(1,551,125)	(2,067,260)	(2,520,632)
—	(5,201,640)	—	—	—	(1,428,804)	—	—
—	—	—	—	—	—	—	(242,880)
—	—	—	—	—	—	—	(21,390)
—	—	—	—	—	—	—	(133,716)
—	—	—	—	—	—	—	(112,654)
—	—	—	—	—	—	—	—
—	(37,534,636)	—	(22,592,007)	—	(3,537,058)	(7,038,466)	(11,936,230)
(91,282,767)	(98,008,921)	225,240,561	52,334,928	(62,524,830)	(427,444,086)	(5,776,242)	91,562,594

200,341,039	(193,919,002)	363,594,827	104,326,587	247,019,946	(386,424,820)	1,516,985	93,445,310

1,221,377,596	1,415,296,598	748,163,794	643,837,207	1,812,375,603	2,198,800,423	297,058,799	203,613,489
$1,421,718,635	$1,221,377,596	$1,111,758,621	$748,163,794	$2,059,395,549	$1,812,375,603	$298,575,784	$297,058,799

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Dynamic Large Cap Growth Fund				Touchstone Flexible Income Fund
	For the Six Months Ended September 30, 2025 (Unaudited)(A)		For the Year Ended March 31, 2025		For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	23,587	$1,201,189	74,607	$3,621,938	1,068,425	$10,991,906	3,418,709	$35,311,020
Reinvestment of distributions	—	—	75,754	3,970,280	236,147	2,435,882	400,367	4,124,767
Cost of Shares redeemed	(107,171)	(5,434,512)	(150,566)	(7,398,688)	(2,430,027)	(25,070,422)	(3,167,929)	(32,709,954)
Change from Class A Share Transactions	(83,584)	(4,233,323)	(205)	193,530	(1,125,455)	(11,642,634)	651,147	6,725,833
Class C
Proceeds from Shares issued	2,436	126,354	11,086	530,233	147,806	1,497,258	884,014	9,004,081
Reinvestment of distributions	—	—	1,777	91,411	63,373	641,549	112,584	1,138,656
Cost of Shares redeemed	(4,699)	(236,793)	(9,332)	(440,444)	(469,259)	(4,746,840)	(1,002,022)	(10,163,462)
Change from Class C Share Transactions	(2,263)	(110,439)	3,531	181,200	(258,080)	(2,608,033)	(5,424)	(20,725)
Class Y
Proceeds from Shares issued	41,216	2,209,088	146,534	7,657,347	25,676,746	265,745,408	63,198,119	654,982,797
Reinvestment of distributions	—	—	40,566	2,280,626	3,439,047	35,617,278	5,409,013	55,958,770
Cost of Shares redeemed	(109,234)	(6,191,352)	(190,680)	(10,303,051)	(23,528,833)	(243,232,264)	(39,357,026)	(407,308,342)
Change from Class Y Share Transactions	(68,018)	(3,982,264)	(3,580)	(365,078)	5,586,960	58,130,422	29,250,106	303,633,225
Institutional Class
Proceeds from Shares issued	251,537	14,142,678	660,620	35,369,916	1,899,720	19,587,688	2,204,280	22,857,511
Reinvestment of distributions	—	—	51,049	2,948,579	103,562	1,072,360	123,326	1,274,862
Cost of Shares redeemed	(533,903)	(28,565,869)	(706,316)	(37,441,499)	(955,370)	(9,877,828)	(1,447,569)	(15,028,207)
Change from Institutional Class Share Transactions	(282,366)	(14,423,191)	5,353	876,996	1,047,912	10,782,220	880,037	9,104,166
Class R6
Proceeds from Shares issued	48	2,500	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	48	2,500	—	—	—	—	—	—
Change from Share Transactions	(436,183)	$(22,746,717)	5,099	$886,648	5,251,337	$54,661,975	30,775,866	$319,442,499
(A)	Represents the period from commencement of operations (May 9, 2025) through September 30, 2025 for Class R6 shares.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Focused Fund				Touchstone Mid Cap Growth Fund
For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025		For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

46,180	$3,452,637	130,040	$9,221,994	163,574	$6,442,111	375,952	$13,848,884
—	—	6,084	455,696	—	—	162,502	6,526,070
(66,468)	(4,998,403)	(130,721)	(9,222,445)	(547,166)	(21,511,216)	(1,068,218)	(39,142,818)
(20,288)	(1,545,766)	5,403	455,245	(383,592)	(15,069,105)	(529,764)	(18,767,864)

4,235	289,199	11,731	742,688	22,594	882,060	63,918	2,333,761
—	—	583	39,414	—	—	9,976	392,772
(22,508)	(1,474,770)	(86,392)	(5,452,106)	(51,798)	(1,955,131)	(126,893)	(4,473,047)
(18,273)	(1,185,571)	(74,078)	(4,670,004)	(29,204)	(1,073,071)	(52,999)	(1,746,514)

108,648	8,339,638	272,278	19,706,200	1,749,444	74,050,638	3,502,271	137,631,319
—	—	167,225	12,659,651	—	—	401,301	17,312,129
(600,976)	(45,769,656)	(1,625,249)	(116,462,295)	(2,055,321)	(85,115,989)	(5,841,077)	(226,765,894)
(492,328)	(37,430,018)	(1,185,746)	(84,096,444)	(305,877)	(11,065,351)	(1,937,505)	(71,822,446)

438,088	33,735,462	1,313,020	94,763,512	2,641,218	113,928,098	4,059,359	161,637,963
—	—	2,967	225,929	—	—	143,862	6,331,348
(450,907)	(34,903,053)	(1,314,034)	(94,763,261)	(3,651,099)	(158,514,234)	(4,998,728)	(200,427,332)
(12,819)	(1,167,591)	1,953	226,180	(1,009,881)	(44,586,136)	(795,507)	(32,458,021)

—	—	—	—	550,482	24,038,598	1,824,349	73,104,445
—	—	—	—	—	—	80,276	3,548,210
—	—	—	—	(987,371)	(43,527,702)	(1,241,814)	(49,866,731)
—	—	—	—	(436,889)	(19,489,104)	662,811	26,785,924
(543,708)	$(41,328,946)	(1,252,468)	$(88,085,023)	(2,165,443)	$(91,282,767)	(2,652,964)	$(98,008,921)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Non-US Equity Fund				Touchstone Sands Capital Emerging Markets Growth Fund
	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025		For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	478,842	$13,763,932	697,370	$18,072,746	78,911	$1,223,355	227,557	$3,310,777
Reinvestment of distributions	—	—	575,049	14,573,454	—	—	—	—
Cost of Shares redeemed	(891,370)	(25,442,626)	(1,774,384)	(45,610,780)	(136,636)	(2,161,773)	(355,382)	(5,160,827)
Change from Class A Share Transactions	(412,528)	(11,678,694)	(501,965)	(12,964,580)	(57,725)	(938,418)	(127,825)	(1,850,050)
Class C
Proceeds from Shares issued	85,818	2,492,185	71,626	1,888,040	2,872	42,633	45,596	646,324
Reinvestment of distributions	—	—	2,734	70,624	—	—	—	—
Cost of Shares redeemed	(14,177)	(411,813)	(34,658)	(896,939)	(38,097)	(558,586)	(105,137)	(1,487,049)
Change from Class C Share Transactions	71,641	2,080,372	39,702	1,061,725	(35,225)	(515,953)	(59,541)	(840,725)
Class Y
Proceeds from Shares issued	9,038,551	270,093,815	4,404,817	120,866,545	2,351,513	37,111,406	6,421,387	94,796,923
Reinvestment of distributions	—	—	214,538	5,698,057	—	—	34,568	496,739
Cost of Shares redeemed	(1,364,922)	(41,252,154)	(2,570,721)	(70,325,558)	(5,264,476)	(83,495,898)	(14,784,465)	(219,689,314)
Change from Class Y Share Transactions	7,673,629	228,841,661	2,048,634	56,239,044	(2,912,963)	(46,384,492)	(8,328,510)	(124,395,652)
Institutional Class
Proceeds from Shares issued	375,758	10,876,805	308,751	8,333,615	6,654,368	107,092,502	7,627,342	114,211,713
Reinvestment of distributions	—	—	31,681	848,075	—	—	102,262	1,478,705
Cost of Shares redeemed	(162,771)	(4,879,583)	(43,902)	(1,182,951)	(7,394,166)	(117,945,769)	(17,827,255)	(266,063,471)
Change from Institutional Class Share Transactions	212,987	5,997,222	296,530	7,998,739	(739,798)	(10,853,267)	(10,097,651)	(150,373,053)
Class R6
Proceeds from Shares issued	—	—	—	—	4,764,970	79,816,580	5,584,834	83,351,571
Reinvestment of distributions	—	—	—	—	—	—	30,385	439,680
Cost of Shares redeemed	—	—	—	—	(5,082,042)	(83,649,280)	(15,806,250)	(233,775,857)
Change from Class R6 Share Transactions	—	—	—	—	(317,072)	(3,832,700)	(10,191,031)	(149,984,606)
Change from Share Transactions	7,545,729	$225,240,561	1,882,901	$52,334,928	(4,062,783)	$(62,524,830)	(28,804,558)	$(427,444,086)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Strategic Income Fund
For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025
Shares	Dollars	Shares	Dollars

1,763,991	$5,691,256	2,354,722	$7,465,808
730,784	2,366,379	1,487,245	4,720,621
(2,445,961)	(7,896,800)	(7,558,221)	(23,974,711)
48,814	160,835	(3,716,254)	(11,788,282)

85,110	275,219	261,263	840,663
46,413	150,830	135,270	430,747
(906,440)	(2,944,754)	(2,569,155)	(8,188,574)
(774,917)	(2,518,705)	(2,172,622)	(6,917,164)

5,568,341	17,826,181	10,263,332	32,804,902
534,824	1,725,795	779,199	2,468,503
(5,850,004)	(18,874,798)	(5,776,082)	(18,287,354)
253,161	677,178	5,266,449	16,986,051

3,505,124	11,429,072	47,629,003	154,231,231
640,888	2,067,260	824,559	2,633,183
(5,551,092)	(17,591,882)	(19,920,879)	(63,582,425)
(1,405,080)	(4,095,550)	28,532,683	93,281,989

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(1,878,022)	$(5,776,242)	27,910,256	$91,562,594

Financial Highlights
Touchstone Dynamic Large Cap Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$27.94	$(0.20)	$17.44	$17.24	$—	$ (4.11)	$(4.11)	$41.07	62.56%	$56,877	1.24%	1.34%	(0.55)%	65%
03/31/22	41.07	(0.21)(3)	4.97	4.76	—	(7.19)	(7.19)	38.64	10.48	61,006	1.25	1.31	(0.48)	47(4)
03/31/23	38.64	(0.09)(3)	(4.39)	(4.48)	—(5)	(0.69)	(0.69)	33.47	(11.34)	48,229	1.26	1.37	(0.27)	55(4)
03/31/24	33.47	(0.15)(3)	13.85	13.70	—	(1.08)	(1.08)	46.09	41.43	63,755	1.27	1.39	(0.40)	53(4)
03/31/25	46.09	(0.26)(3)	2.21	1.95	—	(3.12)	(3.12)	44.92	3.26	62,122	1.26	1.34	(0.52)	68(4)
09/30/25(6)	44.92	(0.15)(3)	13.91	13.76	—	—	—	58.68	30.63(7)	76,246	1.07(8)	1.24(8)	(0.57)(8)	89(4)(7)
Class C
03/31/21^	$31.58	$(1.15)	$20.17	$19.02	$—	$ (6.13)	$(6.13)	$44.47	61.29%	$1,853	1.99%	2.70%	(1.30)%	65%
03/31/22^	44.47	(0.57)(3)	5.57	5.00	—	(10.72)	(10.72)	38.75	9.64	1,769	2.00	2.64	(1.23)	47(4)
03/31/23^	38.75	(0.26)(3)	(4.48)	(4.74)	—	(0.69)	(0.69)	33.32	(11.99)	1,485	2.01	2.86	(1.02)	55(4)
03/31/24	33.32	(0.44)(3)	13.73	13.29	—	(1.08)	(1.08)	45.53	40.37	1,311	2.02	3.35	(1.15)	53(4)
03/31/25	45.53	(0.62)(3)	2.20	1.58	—	(3.12)	(3.12)	43.99	2.48	1,422	2.01	3.08	(1.27)	68(4)
09/30/25(6)	43.99	(0.33)(3)	13.60	13.27	—	—	—	57.26	30.16(7)	1,721	1.79(8)	3.18(8)	(1.29)(8)	89(4)(7)
Class Y
03/31/21	$29.11	$(0.12)	$18.20	$18.08	$—	$ (4.11)	$(4.11)	$43.08	62.93%	$30,742	0.99%	1.13%	(0.30)%	65%
03/31/22	43.08	(0.11)(3)	5.19	5.08	—	(7.19)	(7.19)	40.97	10.75	25,851	1.00	1.10	(0.23)	47(4)
03/31/23	40.97	(0.01)(3)	(4.65)	(4.66)	(0.07)	(0.69)	(0.76)	35.55	(11.13)	26,581	1.01	1.15	(0.02)	55(4)
03/31/24	35.55	(0.06)(3)	14.76	14.70	—	(1.08)	(1.08)	49.17	41.82	33,435	1.02	1.18	(0.15)	53(4)
03/31/25	49.17	(0.14)(3)	2.31	2.17	—	(3.12)	(3.12)	48.22	3.51	32,617	1.01	1.13	(0.27)	68(4)
09/30/25(6)	48.22	(0.07)(3)	14.94	14.87	—	—	—	63.09	30.84(7)	38,384	0.75(8)	1.04(8)	(0.25)(8)	89(4)(7)
Institutional Class
03/31/21	$29.58	$(0.06)	$18.49	$18.43	$—	$ (4.11)	$(4.11)	$43.90	63.13%	$71,461	0.89%	1.03%	(0.20)%	65%
03/31/22	43.90	(0.06)(3)	5.27	5.21	—	(7.19)	(7.19)	41.92	10.84	73,624	0.90	1.02	(0.13)	47(4)
03/31/23	41.92	0.03(3)	(4.76)	(4.73)	(0.10)	(0.69)	(0.79)	36.40	(11.02)	49,939	0.91	1.06	0.08	55(4)
03/31/24	36.40	(0.02)(3)	15.11	15.09	—(5)	(1.08)	(1.08)	50.41	41.93	47,369	0.92	1.08	(0.05)	53(4)
03/31/25	50.41	(0.09)(3)	2.36	2.27	—	(3.12)	(3.12)	49.56	3.62	46,832	0.91	1.05	(0.17)	68(4)
09/30/25(6)	49.56	(0.05)(3)	15.35	15.30	—	—	—	64.86	30.88(7)	42,980	0.69(8)	0.97(8)	(0.19)(8)	89(4)(7)
Class R6
09/30/25(6)(9)	$51.80(10)	$(0.02)(3)	$13.11	$13.09	$—	$ —	$—	$64.89	25.27%(7)	$3	0.58%(8)	250.92%(8)	(0.08)%(8)	89%(4)(7)
^	Updated to reflect the effect of a 1 for 0.670946 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.03%, 0.02%, 0.03%, 0.02% and 0.01% for the six months ended September 30, 2025 and for the years ended March 31, 2025, 2024, 2023, and 2022, respectively.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Represents the period from commencement of operations (May 9, 2025) through September 30, 2025.
(10)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on May 9, 2025.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Flexible Income Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$10.05	$0.41	$1.16	$1.57	$(0.41)	$ (0.10)	$(0.51)	$11.11	15.72%	$121,317	1.04%	1.09%	3.79%	103%
03/31/22	11.11	0.34	(0.52)	(0.18)	(0.36)	—	(0.36)	10.57	(1.76)	113,880	1.09	1.11	3.05	61
03/31/23	10.57	0.34	(0.60)	(0.26)	(0.32)	(0.12)	(0.44)	9.87	(2.39)	104,050	1.06	1.11	3.39	52
03/31/24	9.87	0.37	0.37	0.74	(0.36)	—	(0.36)	10.25	7.69	119,032	1.04	1.09	3.81	47
03/31/25	10.25	0.44(3)	0.03	0.47	(0.42)	—	(0.42)	10.30	4.71	126,335	1.04	1.07	4.29	52
09/30/25(4)	10.30	0.25(3)	0.13	0.38	(0.25)	—	(0.25)	10.43	3.70(5)	116,165	1.04(6)	1.06(6)	4.77(6)	35(5)
Class C
03/31/21	$9.90	$0.32	$1.15	$1.47	$(0.33)	$ (0.10)	$(0.43)	$10.94	14.89%	$44,389	1.79%	1.85%	3.04%	103%
03/31/22	10.94	0.25	(0.51)	(0.26)	(0.28)	—	(0.28)	10.40	(2.52)	37,087	1.84	1.87	2.30	61
03/31/23	10.40	0.26	(0.60)	(0.34)	(0.24)	(0.12)	(0.36)	9.70	(3.16)	30,158	1.81	1.88	2.64	52
03/31/24	9.70	0.30	0.36	0.66	(0.29)	—	(0.29)	10.07	6.93	33,569	1.79	1.84	3.06	47
03/31/25	10.07	0.36(3)	0.03	0.39	(0.35)	—	(0.35)	10.11	3.92	33,653	1.79	1.84	3.54	52
09/30/25(4)	10.11	0.20(3)	0.13	0.33	(0.21)	—	(0.21)	10.23	3.29(5)	31,413	1.79(6)	1.83(6)	4.02(6)	35(5)
Class Y
03/31/21	$10.08	$0.44	$1.17	$1.61	$(0.44)	$ (0.10)	$(0.54)	$11.15	16.07%	$587,810	0.79%	0.83%	4.04%	103%
03/31/22	11.15	0.36	(0.53)	(0.17)	(0.38)	—	(0.38)	10.60	(1.61)	661,266	0.84	0.85	3.30	61
03/31/23	10.60	0.36	(0.60)	(0.24)	(0.34)	(0.12)	(0.46)	9.90	(2.14)	668,604	0.81	0.85	3.64	52
03/31/24	9.90	0.39	0.39	0.78	(0.39)	—	(0.39)	10.29	8.04	1,166,943	0.79	0.80	4.06	47
03/31/25	10.29	0.47(3)	0.03	0.50	(0.45)	—	(0.45)	10.34	4.95	1,475,516	0.79(7)	0.78	4.54	52
09/30/25(4)	10.34	0.26(3)	0.13	0.39	(0.26)	—	(0.26)	10.47	3.82(5)	1,552,492	0.79(6)(8)	0.77(6)	5.02(6)	35(5)
Institutional Class
03/31/21	$10.08	$0.45	$1.16	$1.61	$(0.45)	$ (0.10)	$(0.55)	$11.14	16.19%	$36,136	0.69%	0.84%	4.14%	103%
03/31/22	11.14	0.37	(0.52)	(0.15)	(0.39)	—	(0.39)	10.60	(1.45)	34,177	0.74	0.84	3.40	61
03/31/23	10.60	0.37	(0.60)	(0.23)	(0.35)	(0.12)	(0.47)	9.90	(2.04)	35,484	0.71	0.83	3.74	52
03/31/24	9.90	0.41	0.38	0.79	(0.40)	—	(0.40)	10.29	8.15	40,698	0.69	0.80	4.16	47
03/31/25	10.29	0.48(3)	0.03	0.51	(0.46)	—	(0.46)	10.34	5.05	50,008	0.69	0.77	4.64	52
09/30/25(4)	10.34	0.27(3)	0.12	0.39	(0.26)	—	(0.26)	10.47	3.88(5)	61,602	0.69(6)	0.75(6)	5.12(6)	35(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding dividend and interest expense on securities sold short would have been lower by 0.02%, 0.05% and 0.01% for the years ended March 31, 2023, 2022 and 2020, respectively.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Net expenses include amounts recouped by the Adviser.
(8)	Net expenses include amounts eligible for recoupment by the Adviser.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$36.45	$(0.02)	$24.92	$24.90	$—	$ (2.92)	$(2.92)	$58.43	69.38%	$48,419	1.22%	1.22%	(0.05)%	18%(4)
03/31/22	58.43	(0.10)	5.72	5.62	(0.03)	(3.64)	(3.67)	60.38	9.38	53,028	1.15	1.15	(0.17)	14(4)
03/31/23	60.38	0.09	(4.14)	(4.05)	—	(1.62)	(1.62)	54.71	(6.52)	45,751	1.17	1.17	0.16	5(4)
03/31/24	54.71	0.23	12.23	12.46	—	(0.53)	(0.53)	66.64	22.85	57,366	1.18	1.18	0.38	5(4)
03/31/25	66.64	0.10	4.45	4.55	(0.25)	(0.37)	(0.62)	70.57	6.77	61,133	1.16	1.16	0.14	5(4)
09/30/25(5)	70.57	—	11.98	11.98	—	—	—	82.55	16.97(6)	69,834	1.16(7)	1.16(7)	0.01(7)	3(4)(6)
Class C
03/31/21	$34.06	$(0.36)	$23.19	$22.83	$—	$ (2.92)	$(2.92)	$53.97	68.10%	$25,241	1.96%	1.96%	(0.79)%	18%(4)
03/31/22	53.97	(0.53)	5.30	4.77	—	(3.64)	(3.64)	55.10	8.58	20,147	1.91	1.91	(0.92)	14(4)
03/31/23	55.10	(0.30)	(3.81)	(4.11)	—	(1.62)	(1.62)	49.37	(7.26)	12,937	1.96	1.96	(0.62)	5(4)
03/31/24	49.37	(0.22)	10.99	10.77	—	(0.53)	(0.53)	59.61	21.90	10,346	1.96	2.02	(0.40)	5(4)
03/31/25	59.61	(0.39)	3.97	3.58	—	(0.37)	(0.37)	62.82	5.97	6,249	1.92	2.07	(0.62)	5(4)
09/30/25(5)	62.82	(0.25)	10.64	10.39	—	—	—	73.21	16.54(6)	5,945	1.90(7)	2.16(7)	(0.74)(7)	3(4)(6)
Class Y
03/31/21	$36.82	$0.13	$25.21	$25.34	$(0.14)	$ (2.92)	$(3.06)	$59.10	69.89%	$1,058,713	0.91%	0.91%	0.27%	18%(4)
03/31/22	59.10	0.08	5.80	5.88	(0.12)	(3.64)	(3.76)	61.22	9.71	1,108,883	0.86	0.86	0.12	14(4)
03/31/23	61.22	0.25	(4.21)	(3.96)	(0.06)	(1.62)	(1.68)	55.58	(6.26)	978,944	0.88	0.88	0.45	5(4)
03/31/24	55.58	0.41	12.45	12.86	(0.25)	(0.53)	(0.78)	67.66	23.24	1,167,637	0.88	0.88	0.68	5(4)
03/31/25	67.66	0.31	4.52	4.83	(0.44)	(0.37)	(0.81)	71.68	7.08	1,152,118	0.87	0.87	0.43	5(4)
09/30/25(5)	71.68	0.12	12.17	12.29	—	—	—	83.97	17.15(6)	1,308,274	0.86(7)	0.86(7)	0.30(7)	3(4)(6)
Institutional Class
03/31/21	$36.98	$0.16	$25.33	$25.49	$(0.17)	$ (2.92)	$(3.09)	$59.38	70.00%	$15,323	0.85%	0.94%	0.32%	18%(4)
03/31/22	59.38	0.09	5.84	5.93	(0.13)	(3.64)	(3.77)	61.54	9.75	18,825	0.84	0.88	0.15	14(4)
03/31/23	61.54	0.27	(4.22)	(3.95)	(0.07)	(1.62)	(1.69)	55.90	(6.21)	21,145	0.84	0.91	0.50	5(4)
03/31/24	55.90	0.44	12.50	12.94	(0.27)	(0.53)	(0.80)	68.04	23.27	18,915	0.84	0.95	0.72	5(4)
03/31/25	68.04	0.33	4.55	4.88	(0.46)	(0.37)	(0.83)	72.09	7.12	20,181	0.84	0.91	0.46	5(4)
09/30/25(5)	72.09	0.13	12.24	12.37	—	—	—	84.46	17.16(6)	22,560	0.84(7)	0.93(7)	0.32(7)	3(4)(6)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.02% for the six months ended September 30, 2025 and for the years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$24.89	$(0.28)	$15.64	$15.36	$ (2.54)	$(2.54)	$37.71	61.98%	$322,432	1.23%	1.23%	(0.75)%	65%(3)
03/31/22	37.71	(0.26)(4)	3.44	3.18	(6.37)	(6.37)	34.52	7.43	299,763	1.21	1.21	(0.65)	60(3)
03/31/23	34.52	(0.09)(4)	(4.56)	(4.65)	(0.73)	(0.73)	29.14	(13.36)	234,325	1.26	1.26	(0.31)	56(3)
03/31/24	29.14	(0.10)(4)	7.90	7.80	—	—	36.94	26.77	256,076	1.24	1.24	(0.33)	58(3)
03/31/25	36.94	(0.24)(4)	(1.31)	(1.55)	(1.13)	(1.13)	34.26	(4.65)	219,300	1.22	1.22	(0.65)	79(3)
09/30/25(5)	34.26	(0.07)(4)	8.43	8.36	—	—	42.62	24.40(6)	256,501	1.22(7)	1.22(7)	(0.36)(7)	47(3)(6)
Class C
03/31/21^	$31.19	$(1.67)	$20.46	$18.79	$ (5.44)	$(5.44)	$44.54	60.65%	$18,939	2.07%	2.07%	(1.59)%	65%(3)
03/31/22^	44.54	(0.64)(4)	4.39	3.75	(13.65)	(13.65)	34.64	6.53	17,918	2.04	2.04	(1.48)	60(3)
03/31/23^	34.64	(0.20)(4)	(4.71)	(4.91)	(0.73)	(0.73)	29.00	(14.07)	13,709	2.10	2.10	(1.15)	56(3)
03/31/24	29.00	(0.36)(4)	7.82	7.46	—	—	36.46	25.73	15,144	2.07	2.07	(1.17)	58(3)
03/31/25	36.46	(0.54)(4)	(1.28)	(1.82)	(1.13)	(1.13)	33.51	(5.47)	12,141	2.06	2.06	(1.49)	79(3)
09/30/25(5)	33.51	(0.22)(4)	8.23	8.01	—	—	41.52	23.90(6)	13,832	2.01(7)	2.12(7)	(1.16)(7)	47(3)(6)
Class Y
03/31/21	$26.04	$(0.18)	$16.36	$16.18	$ (2.54)	$(2.54)	$39.68	62.40%	$641,218	0.99%	0.99%	(0.52)%	65%(3)
03/31/22	39.68	(0.18)(4)	3.59	3.41	(6.37)	(6.37)	36.72	7.65	657,182	0.99	0.99	(0.43)	60(3)
03/31/23	36.72	(0.02)(4)	(4.84)	(4.86)	(0.73)	(0.73)	31.13	(13.15)	548,507	1.03	1.03	(0.07)	56(3)
03/31/24	31.13	(0.03)(4)	8.45	8.42	—	—	39.55	27.09	712,307	1.01	1.01	(0.10)	58(3)
03/31/25	39.55	(0.17)(4)	(1.42)	(1.59)	(1.13)	(1.13)	36.83	(4.45)	591,921	0.99	1.00	(0.42)	79(3)
09/30/25(5)	36.83	(0.03)(4)	9.07	9.04	—	—	45.87	24.55(6)	723,153	0.99(7)(8)	0.98(7)	(0.14)(7)	47(3)(6)
Institutional Class
03/31/21	$26.32	$(0.20)	$16.58	$16.38	$ (2.54)	$(2.54)	$40.16	62.50%	$381,463	0.91%	0.92%	(0.44)%	65%(3)
03/31/22	40.16	(0.14)(4)	3.64	3.50	(6.37)	(6.37)	37.29	7.79	229,028	0.88	0.91	(0.32)	60(3)
03/31/23	37.29	0.02(4)	(4.92)	(4.90)	(0.73)	(0.73)	31.66	(13.03)	209,280	0.88	0.96	0.07	56(3)
03/31/24	31.66	0.01(4)	8.62	8.63	—	—	40.29	27.26	264,631	0.87	0.95	0.04	58(3)
03/31/25	40.29	(0.12)(4)	(1.46)	(1.58)	(1.13)	(1.13)	37.58	(4.34)	216,937	0.87	0.94	(0.31)	79(3)
09/30/25(5)	37.58	(0.01)(4)	9.26	9.25	—	—	46.83	24.62(6)	223,045	0.88(7)	0.94(7)	(0.03)(7)	47(3)(6)
Class R6
03/31/21	$26.32	$(0.11)	$16.51	$16.40	$ (2.54)	$(2.54)	$40.18	62.58%	$4,603	0.85%	1.47%	(0.37)%	65%(3)
03/31/22	40.18	(0.09)(4)	3.63	3.54	(6.37)	(6.37)	37.35	7.89	111,561	0.79	0.88	(0.23)	60(3)
03/31/23	37.35	0.05(4)	(4.92)	(4.87)	(0.73)	(0.73)	31.75	(12.93)	99,956	0.79	0.91	0.16	56(3)
03/31/24	31.75	0.04(4)	8.65	8.69	—	—	40.44	27.37	167,139	0.78	0.90	0.13	58(3)
03/31/25	40.44	(0.09)(4)	(1.46)	(1.55)	(1.13)	(1.13)	37.76	(4.25)	181,079	0.78	0.87	(0.22)	79(3)
09/30/25(5)	37.76	0.01(4)	9.30	9.31	—	—	47.07	24.66(6)	205,188	0.79(7)	0.88(7)	0.06(7)	47(3)(6)
^	Updated to reflect the effect of a 1 for 0.466797 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.01%, 0.01%, 0.02%, 0.02% and 0.01% for the six months ended September 30, 2025 and for the years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Net expenses include amounts eligible for recoupment by the Adviser.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Non-US Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$16.84	$0.14(3)	$9.26	$9.40	$(0.08)	$ —	$(0.08)	$26.16	55.86%	$496,574	1.12%	1.12%	0.63%	62%
03/31/22	26.16	0.18	(0.27)	(0.09)	(0.23)	(2.78)	(3.01)	23.06	(0.98)	457,750	1.09	1.09	0.74	32
03/31/23	23.06	0.29	(1.19)	(0.90)	(0.26)	(1.12)	(1.38)	20.78	(3.50)	406,506	1.18	1.18	1.45	110(4)
03/31/24	20.78	0.38(3)	3.75	4.13	(0.34)	—	(0.34)	24.57	19.97	455,288	1.16	1.15	1.74	16(4)
03/31/25	24.57	0.41(3)	2.40	2.81	(0.38)	(0.49)	(0.87)	26.51	11.59	478,009	1.15	1.15	1.58	22
09/30/25(5)	26.51	0.30(3)	3.92	4.22	—	—	—	30.73	15.92(6)	541,343	1.14(7)	1.14(7)	2.08(7)	9(6)
Class C
03/31/21^	$17.42	$(0.05)(3)	$9.56	$9.51	$—	$ —	$—	$26.93	54.55%	$7,782	1.99%	2.14%	(0.24)%	62%
03/31/22^	26.93	(0.04)	(0.25)	(0.29)	(0.05)	(3.47)	(3.52)	23.13	(1.85)	5,565	1.99	2.10	(0.16)	32
03/31/23^	23.13	0.19	(1.25)	(1.06)	—	(1.12)	(1.12)	20.95	(4.26)	3,553	1.99	2.29	0.64	110(4)
03/31/24	20.95	0.21(3)	3.78	3.99	(0.01)	—	(0.01)	24.93	19.03	2,699	1.95	2.51	0.95	16(4)
03/31/25	24.93	0.21(3)	2.44	2.65	(0.19)	(0.49)	(0.68)	26.90	10.76	3,980	1.93	2.52	0.80	22
09/30/25(5)	26.90	0.19(3)	3.96	4.15	—	—	—	31.05	15.43(6)	6,819	1.92(7)	2.26(7)	1.30(7)	9(6)
Class Y
03/31/21	$17.48	$0.20(3)	$9.62	$9.82	$(0.14)	$ —	$(0.14)	$27.16	56.22%	$182,806	0.90%	0.93%	0.85%	62%
03/31/22	27.16	0.25	(0.28)	(0.03)	(0.28)	(2.78)	(3.06)	24.07	(0.74)	155,664	0.90	0.90	0.93	32
03/31/23	24.07	0.42	(1.31)	(0.89)	(0.30)	(1.12)	(1.42)	21.76	(3.27)	109,722	0.92	0.95	1.71	110(4)
03/31/24	21.76	0.46(3)	3.93	4.39	(0.40)	—	(0.40)	25.75	20.28	159,646	0.90	0.94	2.00	16(4)
03/31/25	25.75	0.49(3)	2.52	3.01	(0.44)	(0.49)	(0.93)	27.83	11.89	229,588	0.90	0.96	1.83	22
09/30/25(5)	27.83	0.35(3)	4.12	4.47	—	—	—	32.30	16.06(6)	514,246	0.90(7)	0.90(7)	2.32(7)	9(6)
Institutional Class
03/31/21	$17.50	$0.19(3)	$9.64	$9.83	$(0.13)	$ —	$(0.13)	$27.20	56.21%	$13,271	0.89%	0.97%	0.86%	62%
03/31/22	27.20	0.29	(0.32)	(0.03)	(0.28)	(2.78)	(3.06)	24.11	(0.74)	9,747	0.89	0.94	0.94	32
03/31/23	24.11	0.24	(1.14)	(0.90)	(0.31)	(1.12)	(1.43)	21.78	(3.31)	8,018	0.91	1.01	1.72	110(4)
03/31/24	21.78	0.46(3)	3.93	4.39	(0.40)	—	(0.40)	25.77	20.27	26,204	0.89	0.92	2.01	16(4)
03/31/25	25.77	0.50(3)	2.53	3.03	(0.45)	(0.49)	(0.94)	27.86	11.94	36,587	0.87	0.90	1.86	22
09/30/25(5)	27.86	0.36(3)	4.11	4.47	—	—	—	32.33	16.05(6)	49,350	0.86(7)	0.88(7)	2.36(7)	9(6)
^	Updated to reflect the effect of a 1 for 0.801806 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02% for the year ended March 31, 2023.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Emerging Markets Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$11.36	$(0.13)	$10.02	$9.89	$—	$—	$21.25	87.06%	$20,369	1.60%	1.77%	(1.22)%	27%
03/31/22	21.25	(0.21)	(5.07)	(5.28)	(0.32)	(0.32)	15.65	(25.16)	19,694	1.60	1.60	(1.03)	28(2)
03/31/23	15.65	(0.07)(3)	(2.35)	(2.42)	—	—	13.23	(15.35)	16,203	1.60	1.65	(0.50)	30(2)
03/31/24	13.23	(0.01)(3)	0.97	0.96	—	—	14.19	7.18	10,483	1.60	1.70	(0.07)	17
03/31/25	14.19	(0.02)(3)	0.23	0.21	—	—	14.40	1.48	8,794	1.52	1.65	(0.14)	21
09/30/25(4)	14.40	0.02(3)	2.46	2.48	—	—	16.88	17.22(5)	9,337	1.43(6)	1.63(6)	0.23(6)	19(5)
Class C
03/31/21	$11.26	$(0.14)	$9.79	$9.65	$—	$—	$20.91	85.70%	$9,637	2.35%	2.82%	(1.97)%	27%
03/31/22	20.91	(0.35)	(4.99)	(5.34)	(0.20)	(0.20)	15.37	(25.69)	9,107	2.35	2.46	(1.78)	28(2)
03/31/23	15.37	(0.16)(3)	(2.31)	(2.47)	—	—	12.90	(16.07)	6,154	2.35	2.56	(1.25)	30(2)
03/31/24	12.90	(0.11)(3)	0.94	0.83	—	—	13.73	6.43	5,667	2.35	2.68	(0.82)	17
03/31/25	13.73	(0.12)(3)	0.22	0.10	—	—	13.83	0.73	4,884	2.24	2.58	(0.86)	21
09/30/25(4)	13.83	(0.04)(3)	2.37	2.33	—	—	16.16	16.85(5)	5,138	2.13(6)	2.54(6)	(0.47)(6)	19(5)
Class Y
03/31/21	$11.38	$(0.11)	$10.09	$9.98	$—	$—	$21.36	87.71%	$1,460,473	1.26%	1.26%	(0.88)%	27%
03/31/22	21.36	(0.17)	(5.08)	(5.25)	(0.37)	(0.37)	15.74	(24.89)	1,186,957	1.29	1.29	(0.71)	28(2)
03/31/23	15.74	(0.03)(3)	(2.36)	(2.39)	—	—	13.35	(15.13)	611,637	1.29	1.29	(0.19)	30(2)
03/31/24	13.35	0.03(3)	0.98	1.01	—	—	14.36	7.57	578,614	1.28	1.28	0.25	17
03/31/25	14.36	0.02(3)	0.24	0.26	(0.02)	(0.02)	14.60	1.79	466,489	1.22	1.22	0.16	21
09/30/25(4)	14.60	0.04(3)	2.50	2.54	—	—	17.14	17.40(5)	497,838	1.15(6)	1.15(6)	0.51(6)	19(5)
Institutional Class
03/31/21	$11.43	$(0.11)	$10.15	$10.04	$—	$—	$21.47	87.79%	$2,867,373	1.21%(7)	1.20%	(0.83)%	27%
03/31/22	21.47	(0.29)	(4.97)	(5.26)	(0.38)	(0.38)	15.83	(24.81)	1,252,461	1.20	1.20	(0.62)	28(2)
03/31/23	15.83	(0.02)(3)	(2.38)	(2.40)	—	—	13.43	(15.11)	931,523	1.23	1.23	(0.13)	30(2)
03/31/24	13.43	0.04(3)	0.99	1.03	—	—	14.46	7.67	907,364	1.23	1.23	0.30	17
03/31/25	14.46	0.04(3)	0.23	0.27	(0.03)	(0.03)	14.70	1.85	773,951	1.13	1.15	0.25	21
09/30/25(4)	14.70	0.05(3)	2.52	2.57	—	—	17.27	17.48(5)	896,536	1.04(6)	1.09(6)	0.62(6)	19(5)
Class R6
03/31/22(8)	$22.37	$0.15	$(6.31)	$(6.16)	$(0.38)	$(0.38)	$15.83	(27.85)%(5)	$1,109,805	1.17%(6)	1.17%(6)	(0.59)%(6)	28%(2)
03/31/23	15.83	(0.01)(3)	(2.39)	(2.40)	—(9)	—(9)	13.43	(15.03)	696,638	1.18	1.18	(0.08)	30(2)
03/31/24	13.43	0.05(3)	0.99	1.04	—	—	14.47	7.66	696,672	1.18	1.18	0.35	17
03/31/25	14.47	0.04(3)	0.23	0.27	(0.03)	(0.03)	14.71	1.90	558,257	1.09	1.11	0.29	21
09/30/25(4)	14.71	0.05(3)	2.52	2.57	—	—	17.28	17.47(5)	650,547	1.00(6)	1.04(6)	0.66(6)	19(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Net expenses include amounts recouped by the Adviser.
(8)	Represents the period from commencement of operations (April 26, 2021) through March 31, 2022.
(9)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/21	$3.15	$0.10	$0.33	$0.43	$(0.11)	$—	$(0.11)	$3.47	13.87%	$173,600	1.10%	1.37%	2.91%	111%
03/31/22	3.47	0.08	(0.19)	(0.11)	(0.09)	—	(0.09)	3.27	(3.22)	177,574	1.03	1.14	2.38	155(3)
03/31/23	3.27	0.12	(0.24)	(0.12)	(0.12)	(0.01)	(0.13)	3.02	(3.44)	138,096	1.00	1.12	4.01	78
03/31/24	3.02	0.15	0.11	0.26	(0.15)	—	(0.15)	3.13	8.77	128,461	1.00	1.16	5.01	113
03/31/25	3.13	0.14	0.08	0.22	(0.14)	(0.01)	(0.15)	3.20	7.05	119,410	1.00	1.13	4.47	144
09/30/25(4)	3.20	0.08	0.08	0.16	(0.08)	—	(0.08)	3.28	4.93(5)	122,666	1.00(6)	1.13(6)	4.69(6)	98(5)
Class C
03/31/21	$3.16	$0.08	$0.33	$0.41	$(0.09)	$—	$(0.09)	$3.48	13.11%	$39,402	1.78%	2.05%	2.26%	111%
03/31/22	3.48	0.06	(0.20)	(0.14)	(0.06)	—	(0.06)	3.28	(4.03)	42,046	1.74	1.88	1.62	155(3)
03/31/23	3.28	0.10	(0.24)	(0.14)	(0.11)	—(7)	(0.11)	3.03	(4.12)	24,451	1.71	1.90	3.30	78
03/31/24	3.03	0.13	0.11	0.24	(0.12)	—	(0.12)	3.15	8.29	16,873	1.71	1.97	4.30	113
03/31/25	3.15	0.11	0.07	0.18	(0.11)	(0.01)	(0.12)	3.22	6.23	10,264	1.71	1.99	3.76	144
09/30/25(4)	3.22	0.06	0.08	0.14	(0.06)	—	(0.06)	3.30	4.52(5)	7,974	1.71(6)	2.12(6)	3.98(6)	98(5)
Class Y
03/31/21	$3.15	$0.10	$0.33	$0.43	$(0.12)	$—	$(0.12)	$3.46	13.77%	$140,047	0.90%	1.17%	3.08%	111%
03/31/22(8)	3.46	0.09	(0.19)	(0.10)	(0.10)	—	(0.10)	3.26	(2.97)	106,650	0.79	0.91	2.62	155(3)
03/31/23	3.26	0.13	(0.24)	(0.11)	(0.13)	(0.01)	(0.14)	3.01	(3.19)	59,269	0.75	0.87	4.26	78
03/31/24	3.01	0.16	0.10	0.26	(0.15)	—	(0.15)	3.12	9.07	56,982	0.75	0.91	5.26	113
03/31/25	3.12	0.14	0.07	0.21	(0.14)	(0.01)	(0.15)	3.19	7.34	75,047	0.75	0.90	4.72	144
09/30/25(4)	3.19	0.08	0.08	0.16	(0.08)	—	(0.08)	3.27	5.08(5)	77,816	0.75(6)	0.89(6)	4.94(6)	98(5)
Institutional Class
03/31/22(9)	$3.50	$0.06	$(0.23)	$(0.17)	$(0.07)	$—	$(0.07)	$3.26	(4.94)%(5)	$263	0.65%(6)	3.91%(6)	2.56%(6)	155%(3)
03/31/23	3.26	0.13	(0.24)	(0.11)	(0.14)	(0.01)	(0.15)	3.00	(3.35)	220	0.65	3.89	4.36	78
03/31/24	3.00	0.16	0.11	0.27	(0.16)	—	(0.16)	3.11	9.20	1,297	0.65	1.67	5.36	113
03/31/25	3.11	0.15	0.09	0.24	(0.15)	(0.01)	(0.16)	3.19	7.80	92,339	0.65	0.88	4.82	144
09/30/25(4)	3.19	0.08	0.08	0.16	(0.08)	—	(0.08)	3.27	5.14(5)	90,121	0.65(6)	0.85(6)	5.04(6)	98(5)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG Flexible Credit Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Less than $0.005 per share.
(8)	Effective July 16, 2021, Class W shares of the AIG Strategic Bond Fund were reorganized into Class Y shares of the Fund.
(9)	Represents the period from commencement of operations (July 19, 2021) through March 31, 2022 for Institutional Class.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
September 30, 2025 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of fifteen funds, including the following seven funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Dynamic Large Cap Growth Fund (formerly Touchstone Growth Opportunities Fund) ("Dynamic Large Cap Growth Fund”)
Touchstone Flexible Income Fund ("Flexible Income Fund”)
Touchstone Focused Fund ("Focused Fund”)
Touchstone Mid Cap Growth Fund ("Mid Cap Growth Fund”)
Touchstone Non-US Equity Fund ("Non-US Equity Fund”)
Touchstone Sands Capital Emerging Markets Growth Fund ("Sands Capital Emerging Markets Growth Fund”)
Touchstone Strategic Income Fund ("Strategic Income Fund”)
Each Fund is diversified, with the exception of the Dynamic Large Cap Growth Fund, the Focused Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Dynamic Large Cap Growth Fund	X	X	X	X	X
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X	X
Non-US Equity Fund	X	X	X	X
Sands Capital Emerging Markets Growth Fund	X	X	X	X	X
Strategic Income Fund	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Strategic Income Fund held Level 3 categorized securities during the six months ended September 30, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Notes to Financial Statements (Unaudited) (Continued)
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Flexible Income Fund and Strategic Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment

Notes to Financial Statements (Unaudited) (Continued)
company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short —The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.
Options — The Flexible Income Fund and Strategic Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write and purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.
Futures Contracts — The Flexible Income Fund and Strategic Income Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Flexible Income Fund and Strategic Income Fund may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Notes to Financial Statements (Unaudited) (Continued)
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Flexible Income Fund and Strategic Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances.

Notes to Financial Statements (Unaudited) (Continued)
Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of September 30, 2025, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of September 30, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Strategic Income Fund	Futures Contracts - Interest Rate Contracts(1)	$18,053	$237,421
(1)	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended September 30, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Flexible Income Fund	Futures - Interest Rate Contracts(1)	$1,836	$—
	Purchased Options - Equity Contracts(2)	2,052,110	590,776
	Written Options - Equity Contracts(3)	904,179	—
	Swap Agreements - Credit Contracts(4)	11,361	—
Strategic Income Fund	Futures - Interest Rate Contracts(1)	689,502	(556,482)
	Swap Agreements - Credit Contracts(4)	(21,199)	—
(1)	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments, respectively.
(3)	Statements of Operations Location: Net realized gains on written options.
(4)	Statements of Operations Location: Net realized gains (losses) on swap agreements.
For the six months ended September 30, 2025, the average quarterly balances of outstanding derivative financial instruments for the Funds were as follows:
	Flexible Income Fund	Strategic Income Fund
Equity Contracts:
Purchased Options - Cost	$969,741	$—
Written Options - Premiums received	—(1)	—(1)
Credit Default Swaps (buy protection) - Notional value	—(1)	—(1)
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	—	76,198,721

Notes to Financial Statements (Unaudited) (Continued)
	Flexible Income Fund	Strategic Income Fund
Futures Contracts (short) - Notional Value	$—	$10,970,912
(1)	The balance at each quarter end was zero.
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of September 30, 2025, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Flexible Income Fund	Corporate Bonds	$74,353	$77,500	$3,147
	Exchange-Traded Funds	4,578,794	4,691,500	112,706
Total Flexible Income Fund		4,653,147	4,769,000	115,853
Focused Fund	Common Stocks	5,345,500	5,530,000	184,500
Non-US Equity Fund	Common Stocks	6,858,009	7,001,373	143,364
Strategic Income Fund	Corporate Bonds	745,302	780,305	35,003
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all funds except the Flexible Income Fund and the Strategic Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Flexible Income Fund and the Strategic Income Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Class C, Class Y, Institutional Class and Class R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on

Notes to Financial Statements (Unaudited) (Continued)
the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund and the Strategic Income Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund and the Strategic Income Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone ETF Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Recent Accounting Pronouncements —In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.

Notes to Financial Statements (Unaudited) (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2025:
	Dynamic Large Cap Growth Fund(1)	Flexible Income Fund	Focused Fund(1)	Mid Cap Growth Fund(1)	Non-US Equity Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Fund
Purchases of investment securities	$131,467,764	$597,297,392	$40,112,769	$630,338,124	$304,118,022	$363,815,658	$71,976,637
Proceeds from sales and maturities	$137,899,559	$500,694,103	$65,540,478	$649,550,950	$84,402,846	$428,068,779	$54,079,038
(1)	The Dynamic Large Cap Growth Fund, the Focused Fund and the Mid Cap Growth Fund had redemption-in-kinds out of the Fund of $9,784,438, $27,789,981 and $88,230,752, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended September 30, 2025, purchases and proceeds from sales and maturities in U.S. Government Securities were $65,680,545 and $44,571,643, respectively, for the Flexible Income Fund and $206,699,717 and $235,400,256, respectively, for the Strategic Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended September 30, 2025.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are  also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $110,292 for the Funds’ Board for the six months ended September 30, 2025.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Dynamic Large Cap Growth Fund(1)	0.60% on the first $200 million 0.40% on such assets in excess of $200 million
Flexible Income Fund	0.60% on the first $500 million 0.50% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million 0.65% on the next $400 million 0.60% on such assets in excess of $500 million
Mid Cap Growth Fund	0.74% on the first $500 million 0.69% on the next $500 million 0.65% on the next $200 million 0.60% on such assets in excess of $1.2 billion
Non-US Equity Fund	0.65% on the first $1 billion 0.60% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund	1.00% on the first $200 million 0.85% on the next $2.8 billion 0.80% on such assets in excess of $3 billion
Strategic Income Fund	0.55% on the first $250 million 0.50% on the next $250 million 0.45% on such assets in excess $500 million

Notes to Financial Statements (Unaudited) (Continued)
(1)	Prior to May 9, 2025, the Fund paid 0.75% on the first $500 million, 0.70% on the next $500 million and 0.65% on such assets over $1 billion.
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Bramshill Investments, LLC	Sands Capital Management, LLC
Flexible Income Fund	Sands Capital Emerging Markets Growth Fund
Fort Washington Investment Advisors, Inc.(1)	Westfield Capital Management Company, L.P.
Focused Fund	Mid Cap Growth Fund
Strategic Income Fund	Los Angeles Capital Management LLC
Rockefeller & Co., LLC	Dynamic Large Cap Growth Fund(2)
Non-US Equity Fund
(1)	Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
(2)	Prior to May 9, 2025, the sub-advisor was Westfield Capital Management Company, L.P.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Dynamic Large Cap Growth Fund(1)	0.99%	1.71%	0.66%	0.60%	0.55%	July 29, 2026
Flexible Income Fund	1.04%	1.79%	0.79%	0.69%	—	July 29, 2026
Focused Fund	1.20%	1.89%	0.95%	0.83%	—	July 29, 2026
Mid Cap Growth Fund	1.39%	1.99%	0.97%	0.86%	0.77%	July 29, 2026
Non-US Equity Fund	1.17%	1.92%	0.90%	0.86%	—	July 29, 2026
Sands Capital Emerging Markets Growth Fund	1.43%	2.13%	1.21%	1.04%	1.00%	July 29, 2026
Strategic Income Fund	1.00%	1.71%	0.75%	0.65%	—	July 29, 2026
(1)	Prior to May 9, 2025, the expense limitations for Classes A, C, Y and Institutional Class were 1.24%, 1.99%, 0.99% and 0.89%, respectively.
The Expense Limitation Agreement, with respect to each Fund, can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended September 30, 2025, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Dynamic Large Cap Growth Fund	$124,783	$50,792	$9,697	$185,272
Flexible Income Fund	—	—	38,644	38,644
Focused Fund	—	—	17,835	17,835
Mid Cap Growth Fund	—	72,381	90,966	163,347
Non-US Equity Fund	—	—	19,145	19,145
Sands Capital Emerging Markets Growth Fund	—	100,433	244,369	344,802
Strategic Income Fund	—	40,345	191,414	231,759
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.

Notes to Financial Statements (Unaudited) (Continued)
As of September 30, 2025, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before March 31, 2026	Expires on or before March 31, 2027	Expires on or before March 31, 2028	Expires on or before March 31, 2029	Total
Dynamic Large Cap Growth Fund	$49,972	$130,445	$123,087	$115,852	$419,356
Flexible Income Fund	111,919	142,721	39,977	18,311	312,928
Focused Fund	4,839	21,771	14,078	10,199	50,887
Mid Cap Growth Fund	149,233	313,884	359,206	156,168	978,491
Non-US Equity Fund	18,581	55,902	110,203	10,239	194,925
Sands Capital Emerging Markets Growth Fund	—	—	324,181	325,507	649,688
Strategic Income Fund	37,104	97,252	207,011	137,218	478,585
During the six months ended September 30, 2025, the Adviser is eligible to recoup previously waived fees or reimbursed expenses from Flexible Income Fund and Mid Cap Growth Fund of $142,987 and $23,694, respectively.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

Notes to Financial Statements (Unaudited) (Continued)
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the six months ended September 30, 2025:
Fund	Amount
Dynamic Large Cap Growth Fund	$ 2,229
Flexible Income Fund	694
Focused Fund	6,656
Mid Cap Growth Fund	9,951
Non-US Equity Fund	6,655
Sands Capital Emerging Markets Growth Fund	242
Strategic Income Fund	492
In addition, the Distributor collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the six months ended September 30, 2025:
Fund	Class A	Class C
Dynamic Large Cap Growth Fund	$ —	$ 190
Flexible Income Fund	—	347
Mid Cap Growth Fund	—	11
Non-US Equity Fund	12	—
Strategic Income Fund	—	25
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended September 30, 2025, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended September 30, 2025, the following Funds utilized ReFlow. The number of shares ReFlow subscribed to and dollar amount of redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Dynamic Large Cap Growth Fund	241,617	$ 9,784,438
Focused Fund	409,705	27,789,981
Mid Cap Growth Fund	2,291,520	88,230,752
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended September 30, 2025, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
Sands Capital Emerging Markets Growth Fund	$ 315,685	4.89%	$ 7,837
Strategic Income Fund	$ 67,231	4.88%	$ 1,669
(1)	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended March 31, 2025 and March 31, 2024 were as follows:
	Dynamic Large Cap Growth Fund		Flexible Income Fund		Focused Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
From ordinary income	$3,816,252	$4,218	$66,988,269	$39,387,547	$7,553,567	$4,415,457
From long-term capital gains	5,692,872	3,420,878	—	—	6,433,867	9,886,009
Total distributions	$9,509,124	$3,425,096	$66,988,269	$39,387,547	$13,987,434	$14,301,466
	Mid Cap Growth Fund		Non-US Equity Fund		Sands Capital Emerging Markets Growth Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
From ordinary income	$7,270,800	$—	$10,213,053	$8,683,646	$3,537,058	$—
From long-term capital gains	30,263,836	—	12,378,954	—	—	—
Total distributions	$37,534,636	$—	$22,592,007	$8,683,646	$3,537,058	$—
	Strategic Income Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024
From ordinary income	$11,425,590	$9,864,583
From return of capital	510,640	—
Total distributions	$11,936,230	$9,864,583

Notes to Financial Statements (Unaudited) (Continued)
The following information is computed on a tax basis for each item as of March 31, 2025:
	Dynamic Large Cap Growth Fund	Flexible Income Fund	Focused Fund
Tax cost of portfolio investments	$90,810,734	$1,692,298,413	$619,693,834
Gross unrealized appreciation on investments	55,955,402	18,839,606	659,507,553
Gross unrealized depreciation on investments	(3,578,841)	(37,902,303)	(11,812,369)
Net unrealized appreciation (depreciation) on investments	52,376,561	(19,062,697)	647,695,184
Gross unrealized depreciation on foreign currency transactions	(1)	—	(1)
Net unrealized appreciation (depreciation) on foreign currency transactions	(1)	—	(1)
Capital loss carryforwards	—	(23,882,059)	(9,182,588)
Undistributed ordinary income	—	4,185,639	5,281,031
Other temporary differences	—	(18,995)	(37)
Accumulated earnings (deficit)	$52,376,560	$(38,778,112)	$643,793,589
	Mid Cap Growth Fund	Non-US Equity Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Fund
Tax cost of portfolio investments	$1,017,315,902	$621,764,657	$1,459,615,934	$296,589,849
Gross unrealized appreciation on investments	293,083,629	222,592,949	579,227,140	4,278,341
Gross unrealized depreciation on investments	(87,296,878)	(41,763,506)	(216,408,268)	(6,910,250)
Net unrealized appreciation (depreciation) on investments	205,786,751	180,829,443	362,818,872	(2,631,909)
Gross unrealized appreciation on foreign currency transactions	—	1,710	144,784	—
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	(4,833)	(17,927,243)	(11)
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	(3,123)	(17,782,459)	(11)
Capital loss carryforwards	—	—	(841,966,025)	(79,166,834)
Undistributed ordinary income	6,277,331	4,533,969	18,738,368	—
Undistributed capital gains	32,774,945	12,485,866	—	—
Other temporary differences	—	—	—	(713,941)
Accumulated earnings (deficit)	$244,839,027	$197,846,155	$(478,191,244)	$(82,512,695)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities, callable bonds, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP and investments in passive foreign investment company (“PFIC”) adjustments.
As of March 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Flexible Income Fund	$ 4,482,451	$ 19,399,608	$ 23,882,059
Focused Fund	—	9,182,588	9,182,588
Sands Capital Emerging Markets Growth Fund	486,867,356	355,098,669	841,966,025
Strategic Income Fund*	6,744,232	72,422,602	79,166,834
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended March 31, 2025, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Mid Cap Growth Fund	$ 5,194,964
Non-US Equity Fund	3,138,486
Sands Capital Emerging Markets Growth Fund	72,941,039

Notes to Financial Statements (Unaudited) (Continued)
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of September 30, 2025, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(1)	Gross Unrealized Depreciation on Other(1)	Net Unrealized Appreciation (Depreciation)
Dynamic Large Cap Growth Fund	$91,491,922	$70,153,350	$(1,100,328)	$—	$—	$69,053,022
Flexible Income Fund	1,756,349,858	35,231,110	(26,933,011)	—	—	8,298,099
Focused Fund	604,472,956	829,235,880	(20,426,927)	—	—	808,808,953
Mid Cap Growth Fund	1,067,481,071	384,055,611	(28,669,802)	—	—	355,385,809
Non-US Equity Fund	827,984,561	304,333,015	(16,894,589)	73,591	(2)	287,512,015
Sands Capital Emerging Markets Growth Fund	1,367,836,129	781,207,484	(63,919,021)	9,987	(1,636)	717,296,814
Strategic Income Fund	296,199,467	7,037,736	(3,988,392)	18,058	(237,421)	2,829,981
(1)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A

Notes to Financial Statements (Unaudited) (Continued)
Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

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Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TST-SR-NCSR-2509

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	12/1/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	12/1/2025

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date:	12/1/2025